AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 87.4%
Common Stocks — 54.5%
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc.(a)	26,605	$1,249,371
Boeing Co. (The)*	97,942	24,947,786
BWX Technologies, Inc.	40,297	2,657,184
HEICO Corp. (Class A Stock)	12,698	1,442,493
Kratos Defense & Security Solutions, Inc.*	38,386	1,047,170
L3Harris Technologies, Inc.	72,946	14,784,695
Meggitt PLC (United Kingdom)*	2,218,085	14,670,950
Safran SA (France)*	66,491	9,059,477
Teledyne Technologies, Inc.*	35,045	14,496,364
Textron, Inc.	287,026	16,096,418
TransDigm Group, Inc.*	3,024	1,777,870
Triumph Group, Inc.*	213,100	3,916,778
		106,146,556
Air Freight & Logistics — 0.4%
FedEx Corp.	87,535	24,863,441
United Parcel Service, Inc. (Class B Stock)	174,154	29,604,439
XPO Logistics, Inc.*	4,750	585,675
		55,053,555
Airlines — 0.1%
Allegiant Travel Co.*	12,200	2,977,532
United Airlines Holdings, Inc.*	177,671	10,223,189
		13,200,721
Auto Components — 0.5%
Aptiv PLC*	76,777	10,587,549
Autoliv, Inc. (Sweden), SDR	91,321	8,487,345
Denso Corp. (Japan)	136,700	9,151,562
Gentherm, Inc.*	35,700	2,645,727
LCI Industries	5,600	740,768
Magna International, Inc. (Canada)	353,582	31,129,359
Stanley Electric Co. Ltd. (Japan)	270,600	8,092,329
Stoneridge, Inc.*	30,500	970,205
Sumitomo Rubber Industries Ltd. (Japan)	299,300	3,535,208
Visteon Corp.*	6,200	756,090
		76,096,142
Automobiles — 0.7%
Ferrari NV (Italy)(a)	66,023	13,817,293
General Motors Co.*	70,635	4,058,687
Honda Motor Co. Ltd. (Japan)	169,300	5,090,543
Suzuki Motor Corp. (Japan)	200,700	9,162,677
Tesla, Inc.*(a)	59,141	39,502,048
Toyota Motor Corp. (Japan)	341,800	26,703,968
		98,335,216
Banks — 3.2%
Australia & New Zealand Banking Group Ltd. (Australia)	494,747	10,601,181
Bank of America Corp.	1,660,800	64,256,352
BankUnited, Inc.	89,255	3,922,757
BNP Paribas SA (France)*	294,134	17,958,287
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Citizens Financial Group, Inc.	295,827	$13,060,762
Close Brothers Group PLC (United Kingdom)	182,459	3,908,502
DBS Group Holdings Ltd. (Singapore)	345,862	7,434,568
DNB ASA (Norway)	1,049,017	22,335,240
East West Bancorp, Inc.	64,100	4,730,580
Erste Group Bank AG (Austria)*	218,553	7,417,863
Fifth Third Bancorp	871,933	32,653,891
Home BancShares, Inc.(a)	112,036	3,030,574
Huntington Bancshares, Inc.(a)	1,537,869	24,175,301
ING Groep NV (Netherlands)	1,408,160	17,314,976
Intesa Sanpaolo SpA (Italy)*	2,734,220	7,414,785
JPMorgan Chase & Co.	142,366	21,672,376
Lloyds Banking Group PLC (United Kingdom)*	17,979,882	10,583,779
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,703,900	9,050,076
National Bank Holdings Corp. (Class A Stock)	15,100	599,168
National Bank of Canada (Canada)	278,546	18,922,155
Pacific Premier Bancorp, Inc.	90,357	3,925,108
Pinnacle Financial Partners, Inc.	49,468	4,385,833
PNC Financial Services Group, Inc. (The)	195,263	34,251,083
Popular, Inc. (Puerto Rico)	54,600	3,839,472
Seacoast Banking Corp. of Florida*	95,300	3,453,672
Signature Bank	59,853	13,532,763
Standard Chartered PLC (United Kingdom)	589,213	4,052,609
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	200,481	6,991,285
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,131,190	12,308,249
Towne Bank	44,800	1,361,920
United Overseas Bank Ltd. (Singapore)	625,200	12,031,270
Webster Financial Corp.	77,938	4,295,163
Wells Fargo & Co.	1,726,270	67,445,369
Westamerica BanCorp	17,000	1,067,260
Western Alliance Bancorp	51,188	4,834,195
		478,818,424
Beverages — 0.8%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	3,630	4,378,796
Coca-Cola Co. (The)	734,933	38,738,319
Diageo PLC (United Kingdom)	362,703	14,943,488
Keurig Dr. Pepper, Inc.(a)	390,117	13,408,321
Kirin Holdings Co. Ltd. (Japan)	299,800	5,746,164
Monster Beverage Corp.*	86,490	7,878,374
PepsiCo, Inc.	227,137	32,128,529
		117,221,991
Biotechnology — 1.1%
AbbVie, Inc.	505,783	54,735,836
ACADIA Pharmaceuticals, Inc.*(a)	40,000	1,032,000
Acceleron Pharma, Inc.*	28,700	3,892,007
Agios Pharmaceuticals, Inc.*(a)	25,960	1,340,575
Alkermes PLC*	89,500	1,671,860
A1

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Alnylam Pharmaceuticals, Inc.*	24,000	$3,388,560
Amgen, Inc.	69,328	17,249,500
Biogen, Inc.*	33,115	9,263,921
BioMarin Pharmaceutical, Inc.*	29,030	2,192,055
Blueprint Medicines Corp.*	15,423	1,499,578
Denali Therapeutics, Inc.*	19,300	1,102,030
Exact Sciences Corp.*	25,900	3,413,102
Exelixis, Inc.*	159,100	3,594,069
Fate Therapeutics, Inc.*(a)	15,000	1,236,750
Generation Bio Co.*(a)	26,000	739,960
Global Blood Therapeutics, Inc.*(a)	49,300	2,008,975
IGM Biosciences, Inc.*(a)	800	61,352
Incyte Corp.*(a)	73,242	5,952,377
Insmed, Inc.*(a)	93,558	3,186,586
Ionis Pharmaceuticals, Inc.*(a)	33,935	1,525,718
Iovance Biotherapeutics, Inc.*	24,200	766,172
Karuna Therapeutics, Inc.*(a)	9,900	1,190,277
Moderna, Inc.*	32,081	4,201,007
Neurocrine Biosciences, Inc.*	37,500	3,646,875
Novavax, Inc.*(a)	6,200	1,124,122
Radius Health, Inc.*	31,000	646,660
Regeneron Pharmaceuticals, Inc.*	10,437	4,938,162
Rocket Pharmaceuticals, Inc.*(a)	15,500	687,735
Scholar Rock Holding Corp.*(a)	20,000	1,013,200
Seagen, Inc.*	38,033	5,281,262
TG Therapeutics, Inc.*(a)	19,100	920,620
Ultragenyx Pharmaceutical, Inc.*(a)	33,900	3,859,854
Vertex Pharmaceuticals, Inc.*	63,038	13,546,236
Xencor, Inc.*	34,100	1,468,346
		162,377,339
Building Products — 0.1%
Armstrong World Industries, Inc.	32,300	2,909,907
Gibraltar Industries, Inc.*	45,600	4,172,856
Insteel Industries, Inc.	43,500	1,341,540
Johnson Controls International PLC	54,272	3,238,410
Trex Co., Inc.*(a)	15,800	1,446,332
		13,109,045
Capital Markets — 1.2%
Apollo Global Management, Inc.	89,600	4,212,096
Bank of New York Mellon Corp. (The)	100,393	4,747,585
Blackstone Group, Inc. (The)	78,866	5,877,883
Cboe Global Markets, Inc.	72,851	7,189,665
Charles Schwab Corp. (The)	412,946	26,915,820
CME Group, Inc.	71,809	14,665,552
Goldman Sachs Group, Inc. (The)	88,701	29,005,227
Intercontinental Exchange, Inc.	89,179	9,959,511
Invesco Ltd.	75,100	1,894,022
KKR & Co., Inc.	300,148	14,662,230
Lazard Ltd. (Class A Stock)	58,836	2,559,954
Macquarie Group Ltd. (Australia)	89,379	10,389,410
Morgan Stanley	264,205	20,518,160
Raymond James Financial, Inc.	19,685	2,412,594
S&P Global, Inc.(a)	15,142	5,343,158
State Street Corp.	22,815	1,916,688
Tradeweb Markets, Inc. (Class A Stock)	140,499	10,396,926
Virtus Investment Partners, Inc.	15,585	3,670,267
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
XP, Inc. (Brazil) (Class A Stock)*	63,325	$2,385,453
		178,722,201
Chemicals — 1.4%
Air Liquide SA (France)	87,203	14,260,044
Air Products & Chemicals, Inc.	4,315	1,213,982
Akzo Nobel NV (Netherlands)	128,575	14,408,805
Albemarle Corp.(a)	19,803	2,893,416
Asahi Kasei Corp. (Japan)	1,047,500	12,091,065
Atotech Ltd. (China)*	25,349	513,317
Axalta Coating Systems Ltd.*	54,900	1,623,942
BASF SE (Germany)	155,297	12,901,204
Borregaard ASA (Norway)	18,187	396,614
Celanese Corp.	42,548	6,374,116
CF Industries Holdings, Inc.	71,174	3,229,876
Covestro AG (Germany), 144A	144,045	9,609,669
Croda International PLC (United Kingdom)	7,354	644,490
Element Solutions, Inc.	110,072	2,013,217
Huntsman Corp.	17,505	504,669
International Flavors & Fragrances, Inc.(a)	60,864	8,497,223
Johnson Matthey PLC (United Kingdom)	349,049	14,500,005
Koninklijke DSM NV (Netherlands)	4,628	784,506
Linde PLC (United Kingdom)	120,241	33,684,314
Minerals Technologies, Inc.	47,900	3,607,828
PPG Industries, Inc.	68,914	10,355,018
Quaker Chemical Corp.(a)	4,846	1,181,309
RPM International, Inc.	90,713	8,331,989
Sherwin-Williams Co. (The)	32,279	23,822,225
Shin-Etsu Chemical Co. Ltd. (Japan)	3,000	506,182
Tosoh Corp. (Japan)	106,800	2,050,503
Umicore SA (Belgium)	177,475	9,409,222
Westlake Chemical Corp.	79,923	7,096,363
		206,505,113
Commercial Services & Supplies — 0.1%
HNI Corp.	60,500	2,393,380
IAA, Inc.*	21,800	1,202,052
KAR Auction Services, Inc.*(a)	151,000	2,265,000
MSA Safety, Inc.(a)	9,100	1,365,182
Waste Connections, Inc.	126,549	13,664,761
		20,890,375
Communications Equipment — 0.5%
Bluescape Opportunities Acquisition Corp., UTS*	13,859	147,737
Cisco Systems, Inc.	797,840	41,256,306
Motorola Solutions, Inc.	61,047	11,479,888
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	1,536,302	20,335,564
		73,219,495
Construction & Engineering — 0.0%
Aegion Corp.*	99,500	2,860,625
Valmont Industries, Inc.	9,307	2,211,995

A2

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
WillScot Mobile Mini Holdings Corp.*(a)	80,628	$2,237,427
		7,310,047
Construction Materials — 0.0%
Imerys SA (France)	6,845	333,602
Consumer Finance — 0.2%
Ally Financial, Inc.	26,083	1,179,212
Capital One Financial Corp.	142,941	18,186,384
SLM Corp.(a)	261,800	4,704,546
		24,070,142
Containers & Packaging — 0.3%
Amcor PLC, CDI	636,130	7,458,252
Ardagh Group SA*	11,145	100,104
Avery Dennison Corp.	4,111	754,985
Ball Corp.	7,648	648,091
Crown Holdings, Inc.	2,964	287,627
DS Smith PLC (United Kingdom)*	99,324	557,640
Graphic Packaging Holding Co.(a)	178,162	3,235,422
International Paper Co.	146,205	7,905,304
Myers Industries, Inc.	143,800	2,841,488
Packaging Corp. of America	50,204	6,751,434
Sealed Air Corp.(a)	274,985	12,599,813
Vidrala SA (Spain)	1,644	180,969
Westrock Co.	84,117	4,378,290
		47,699,419
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	23,200	3,977,640
Chegg, Inc.*	8,800	753,808
Service Corp. International	66,630	3,401,461
Terminix Global Holdings, Inc.*	57,100	2,721,957
		10,854,866
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	246,704	63,025,471
Challenger Ltd. (Australia)	952,203	4,628,735
Element Fleet Management Corp. (Canada)	1,170,941	12,811,680
Equitable Holdings, Inc.(a)	538,854	17,577,418
Mitsubishi HC Capital, Inc. (Japan)	910,800	5,512,600
Voya Financial, Inc.(a)	100,703	6,408,739
		109,964,643
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	837,883	25,362,719
KT Corp. (South Korea)	206,672	5,172,431
Liberty Global PLC (United Kingdom) (Class C Stock)*	88,932	2,271,323
Nippon Telegraph & Telephone Corp. (Japan)	1,303,600	33,414,019
Telecom Italia SpA (Italy), RSP	9,613,902	5,520,040
Verizon Communications, Inc.	339,641	19,750,124
		91,490,656
	Shares	Value
Common Stocks (continued)
Electric Utilities — 0.5%
American Electric Power Co., Inc.	96,591	$8,181,258
Entergy Corp.	105,964	10,540,239
Evergy, Inc.	67,800	4,036,134
Iberdrola SA (Spain)	22,708	292,436
IDACORP, Inc.	20,710	2,070,379
MGE Energy, Inc.	5,000	356,950
NextEra Energy, Inc.	327,858	24,789,343
OGE Energy Corp.	43,074	1,393,875
PG&E Corp.*	78,000	913,380
Southern Co. (The)(a)	401,722	24,971,039
Terna Rete Elettrica Nazionale SpA (Italy)	26,776	202,522
Xcel Energy, Inc.	5,621	373,853
		78,121,408
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	563,186	17,103,671
Array Technologies, Inc.*(a)	57,036	1,700,814
Emerson Electric Co.	4,000	360,880
Hubbell, Inc.(a)	10,461	1,955,056
Legrand SA (France)	102,981	9,586,265
Mitsubishi Electric Corp. (Japan)	1,237,300	18,928,628
Plug Power, Inc.*(a)	47,400	1,698,816
Prysmian SpA (Italy)	353,887	11,522,737
Schneider Electric SE (France)	4,072	622,205
Sensata Technologies Holding PLC*(a)	48,800	2,827,960
Shoals Technologies Group, Inc. (Class A Stock)*	41,605	1,447,022
Sunrun, Inc.*(a)	8,000	483,840
Thermon Group Holdings, Inc.*	30,300	590,547
		68,828,441
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	351,384	23,180,802
Belden, Inc.	65,850	2,921,765
CDW Corp.	50,926	8,440,985
Cognex Corp.	51,200	4,249,088
Coherent, Inc.*	10,000	2,528,900
Hamamatsu Photonics KK (Japan)	178,800	10,602,973
Keysight Technologies, Inc.*	20,015	2,870,151
Largan Precision Co. Ltd. (Taiwan)	49,000	5,547,887
Littelfuse, Inc.	13,997	3,701,367
Murata Manufacturing Co. Ltd. (Japan)	183,800	14,767,691
National Instruments Corp.	56,270	2,430,020
Omron Corp. (Japan)	95,000	7,447,359
Trimble, Inc.*	80,405	6,254,705
		94,943,693
Energy Equipment & Services — 0.2%
Cactus, Inc. (Class A Stock)	12,370	378,769
ChampionX Corp.*(a)	18,617	404,547
Dril-Quip, Inc.*(a)	28,889	959,982
Enerflex Ltd. (Canada)	41,800	269,753
Halliburton Co.	749,208	16,078,004
NexTier Oilfield Solutions, Inc.*	439,300	1,634,196
TechnipFMC PLC (United Kingdom)*(a)	123,145	950,679
Tenaris SA	41,935	476,376

A3

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Tidewater, Inc.*	56,965	$713,771
Worley Ltd. (Australia)	1,076,777	8,640,176
		30,506,253
Entertainment — 0.7%
Electronic Arts, Inc.	93,875	12,707,859
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	59,403	2,571,556
Netflix, Inc.*	85,415	44,557,589
Playtika Holding Corp.*(a)	91,428	2,487,756
Roku, Inc.*	10,000	3,257,700
Walt Disney Co. (The)*	180,595	33,323,389
Warner Music Group Corp. (Class A Stock)	28,400	974,972
Zynga, Inc. (Class A Stock)*	457,700	4,673,117
		104,553,938
Equity Real Estate Investment Trusts (REITs) — 1.7%
Acadia Realty Trust	262,438	4,978,449
Alexander & Baldwin, Inc.	121,756	2,044,283
Alexandria Real Estate Equities, Inc.	35,903	5,898,863
American Campus Communities, Inc.	40,634	1,754,170
American Tower Corp.	90,614	21,662,183
Apartment Income REIT Corp.	108,470	4,638,177
Apple Hospitality REIT, Inc.	121,600	1,771,712
AvalonBay Communities, Inc.	81,268	14,994,759
Big Yellow Group PLC (United Kingdom)	25,012	384,950
Camden Property Trust	109,006	11,980,849
Canadian Apartment Properties REIT (Canada)	14,554	623,759
Crown Castle International Corp.	14,124	2,431,164
CubeSmart	160,185	6,059,799
CyrusOne, Inc.	10,776	729,751
Daiwa Office Investment Corp. (Japan)	57	401,661
Derwent London PLC (United Kingdom)	21,661	964,708
Digital Realty Trust, Inc.	8,984	1,265,307
Douglas Emmett, Inc.	132,919	4,173,657
EastGroup Properties, Inc.	31,771	4,552,149
EPR Properties	4,078	189,994
Equinix, Inc.	27,342	18,581,350
Equity LifeStyle Properties, Inc.	127,973	8,144,202
Equity Residential(a)	143,620	10,287,501
Essential Properties Realty Trust, Inc.	7,023	160,335
Essex Property Trust, Inc.	12,225	3,323,244
Federal Realty Investment Trust	6,414	650,700
First Industrial Realty Trust, Inc.	58,331	2,670,976
Frasers Centrepoint Trust (Singapore)	266,700	488,564
Gecina SA (France)	2,262	311,960
Goodman Group (Australia)	47,057	648,451
Great Portland Estates PLC (United Kingdom)	1,049,201	9,818,579
Healthcare Realty Trust, Inc.	85,207	2,583,476
Healthcare Trust of America, Inc. (Class A Stock)(a)	39,182	1,080,640
Highwoods Properties, Inc.	13,510	580,119
Hoshino Resorts REIT, Inc. (Japan)	63	364,213
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Host Hotels & Resorts, Inc.*	17,158	$289,112
Industrial & Infrastructure Fund Investment Corp. (Japan)	398	683,240
Inmobiliaria Colonial Socimi SA (Spain)	54,190	524,921
Innovative Industrial Properties, Inc.	284	51,165
Invitation Homes, Inc.	45,000	1,439,550
Japan Metropolitan Fund Investment Corp. (Japan)	696	713,733
JBG SMITH Properties	89,982	2,860,528
Kilroy Realty Corp.	26,101	1,713,009
Mapletree Industrial Trust (Singapore)	241,400	492,990
Mitsui Fudosan Logistics Park, Inc. (Japan)	122	603,421
National Retail Properties, Inc.	4,635	204,264
Nippon Accommodations Fund, Inc. (Japan)	100	586,555
Pebblebrook Hotel Trust	63,411	1,540,253
PotlatchDeltic Corp.	55,703	2,947,803
Prologis, Inc.	243,221	25,781,426
PS Business Parks, Inc.	22,889	3,538,182
Public Storage	19,103	4,713,856
Rayonier, Inc.	84,642	2,729,705
Realty Income Corp.	8,981	570,294
Regency Centers Corp.	36,003	2,041,730
Rexford Industrial Realty, Inc.	84,444	4,255,978
Saul Centers, Inc.	28,200	1,131,102
SBA Communications Corp.	5,160	1,432,158
Scentre Group (Australia)	3,110,747	6,673,205
Shaftesbury PLC (United Kingdom)*	26,995	238,874
Simon Property Group, Inc.	40,314	4,586,524
SL Green Realty Corp.(a)	17,164	1,201,308
STORE Capital Corp.(a)	9,853	330,076
Summit Industrial Income REIT (Canada)	75,339	854,885
Sun Communities, Inc.(a)	28,754	4,314,250
Sunstone Hotel Investors, Inc.*	104,199	1,298,320
Terreno Realty Corp.	89,338	5,161,056
UNITE Group PLC (The) (United Kingdom)*	67,756	997,019
Urban Edge Properties	4,264	70,441
VEREIT, Inc.	9,496	366,736
VICI Properties, Inc.(a)	27,700	782,248
Washington Real Estate Investment Trust	27,821	614,844
Welltower, Inc.	221,731	15,882,592
Weyerhaeuser Co.	137,569	4,897,456
WP Carey, Inc.	42,061	2,976,236
		263,285,699
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.(a)	15,200	3,286,088
Costco Wholesale Corp.	73,089	25,762,411
Seven & i Holdings Co. Ltd. (Japan)	388,400	15,673,757
Sprouts Farmers Market, Inc.*(a)	80,270	2,136,788
Walmart, Inc.	136,399	18,527,076
Welcia Holdings Co. Ltd. (Japan)	131,300	4,509,013
		69,895,133

A4

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products — 0.9%
Barry Callebaut AG (Switzerland)	3,775	$8,533,558
Bunge Ltd.(a)	37,770	2,994,028
Conagra Brands, Inc.	274,164	10,308,567
Darling Ingredients, Inc.*(a)	54,624	4,019,234
Freshpet, Inc.*	9,043	1,436,119
Mondelez International, Inc. (Class A Stock)	379,774	22,228,172
Mriya Agro Holding PLC (Ukraine)*^	1,223	17
Mriya Recovery Certificates (Ukraine)*^	1,359,527	15,943
Nestle SA (Switzerland)	524,124	58,426,459
Post Holdings, Inc.*	27,200	2,875,584
Sanderson Farms, Inc.	1,735	270,278
TreeHouse Foods, Inc.*	61,100	3,191,864
Tyson Foods, Inc. (Class A Stock)	113,116	8,404,519
Wilmar International Ltd. (China)	3,264,700	13,208,490
		135,912,832
Gas Utilities — 0.1%
Atmos Energy Corp.	17,493	1,729,183
Beijing Enterprises Holdings Ltd. (China)	1,087,500	3,853,537
Chesapeake Utilities Corp.	22,420	2,602,514
National Fuel Gas Co.	20,000	999,800
ONE Gas, Inc.	15,398	1,184,260
Southwest Gas Holdings, Inc.	10,063	691,429
		11,060,723
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	171,616	20,566,461
Alcon, Inc. (Switzerland)*	71,266	4,988,507
Atrion Corp.(a)	3,000	1,923,930
Avanos Medical, Inc.*	71,300	3,118,662
Becton, Dickinson & Co.	136,446	33,176,845
Cooper Cos., Inc. (The)	6,926	2,660,207
Danaher Corp.	105,806	23,814,815
Elekta AB (Sweden) (Class B Stock)	692,765	8,983,942
Envista Holdings Corp.*	80,464	3,282,931
GenMark Diagnostics, Inc.*	134,307	3,209,937
Hologic, Inc.*	125,103	9,305,161
ICU Medical, Inc.*	6,000	1,232,640
Insulet Corp.*(a)	4,604	1,201,276
Intuitive Surgical, Inc.*	47,645	35,206,796
iRhythm Technologies, Inc.*(a)	4,700	652,642
Koninklijke Philips NV (Netherlands)*	653,761	37,333,747
Medtronic PLC	65,530	7,741,059
Nevro Corp.*(a)	8,700	1,213,650
Penumbra, Inc.*(a)	13,300	3,598,714
Quidel Corp.*(a)	6,138	785,234
Shockwave Medical, Inc.*(a)	8,700	1,133,262
Siemens Healthineers AG (Germany), 144A	218,828	11,882,405
Stryker Corp.	83,387	20,311,406
		237,324,229
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*	73,100	4,176,934
Amedisys, Inc.*	3,600	953,244
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Anthem, Inc.	52,117	$18,707,397
Centene Corp.*	253,039	16,171,723
Cigna Corp.	109,002	26,350,143
CVS Health Corp.	129,862	9,769,518
Fresenius SE & Co. KGaA (Germany)	301,089	13,429,303
Guardant Health, Inc.*	8,800	1,343,320
HCA Healthcare, Inc.	69,534	13,096,034
Humana, Inc.	28,137	11,796,437
McKesson Corp.	13,911	2,713,201
Molina Healthcare, Inc.*	24,427	5,710,056
Pennant Group, Inc. (The)*	8,600	393,880
Select Medical Holdings Corp.*	119,200	4,064,720
UnitedHealth Group, Inc.(a)	120,245	44,739,557
		173,415,467
Health Care Technology — 0.1%
Phreesia, Inc.*	23,000	1,198,300
Teladoc Health, Inc.*(a)	9,141	1,661,376
Veeva Systems, Inc. (Class A Stock)*	25,874	6,759,324
		9,619,000
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc. (Class A Stock)*(a)	18,970	3,565,222
Aramark	86,597	3,271,635
Booking Holdings, Inc.*	8,799	20,500,262
Chipotle Mexican Grill, Inc.*	1,783	2,533,322
Choice Hotels International, Inc.(a)	29,000	3,111,410
Compass Group PLC (United Kingdom)*	578,646	11,704,414
Domino’s Pizza, Inc.(a)	5,561	2,045,280
DraftKings, Inc. (Class A Stock)*(a)	30,800	1,888,964
Hilton Worldwide Holdings, Inc.*	102,214	12,359,717
Jack in the Box, Inc.(a)	36,673	4,025,962
Las Vegas Sands Corp.*	100,156	6,085,479
Marriott International, Inc. (Class A Stock)*	108,003	15,996,324
Marriott Vacations Worldwide Corp.*	10,000	1,741,800
McDonald’s Corp.	147,922	33,155,237
Papa John’s International, Inc.(a)	11,700	1,037,088
Planet Fitness, Inc. (Class A Stock)*	13,441	1,038,989
Red Robin Gourmet Burgers, Inc.*(a)	63,500	2,533,015
Starbucks Corp.	159,803	17,461,674
Vail Resorts, Inc.*	8,700	2,537,442
Whitbread PLC (United Kingdom)*	5,318	251,926
Wynn Resorts Ltd.*	91,342	11,451,546
Yum! Brands, Inc.	126,043	13,635,332
		171,932,040
Household Durables — 0.4%
Meritage Homes Corp.*	32,000	2,941,440
NVR, Inc.*	1,707	8,041,558
Panasonic Corp. (Japan)	850,000	10,986,279
Persimmon PLC (United Kingdom)	260,779	10,491,582
Sony Group Corp. (Japan)	154,700	16,297,199
Tempur Sealy International, Inc.	104,000	3,802,240
Tri Pointe Homes, Inc.*	167,930	3,419,055
		55,979,353

A5

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products — 0.4%
Clorox Co. (The)	14,336	$2,765,128
Colgate-Palmolive Co.	78,133	6,159,224
Procter & Gamble Co. (The)	345,828	46,835,486
		55,759,838
Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	350,200	6,124,609
Vistra Corp.	50,400	891,072
		7,015,681
Industrial Conglomerates — 1.2%
3M Co.	84,436	16,269,129
DCC PLC (United Kingdom)	114,710	9,969,758
General Electric Co.	3,778,161	49,607,254
Honeywell International, Inc.	125,875	27,323,686
Melrose Industries PLC (United Kingdom)	6,406,248	14,706,628
Roper Technologies, Inc.	54,262	21,886,035
Siemens AG (Germany)	268,324	44,071,240
		183,833,730
Insurance — 2.0%
AIA Group Ltd. (Hong Kong)	568,600	6,972,192
American International Group, Inc.	490,550	22,668,316
Arch Capital Group Ltd.*	35,200	1,350,624
Aviva PLC (United Kingdom)	1,784,862	10,077,190
AXA SA (France)	1,026,870	27,580,530
Axis Capital Holdings Ltd.	69,822	3,461,077
Chubb Ltd.	148,262	23,420,948
CNA Financial Corp.	8,900	397,207
Direct Line Insurance Group PLC (United Kingdom)	911,826	3,946,914
Fidelity National Financial, Inc.	81,700	3,321,922
First American Financial Corp.	38,833	2,199,889
Hanover Insurance Group, Inc. (The)	10,744	1,390,918
Hartford Financial Services Group, Inc. (The)	247,766	16,548,291
Kemper Corp.	36,900	2,941,668
Markel Corp.*	1,600	1,823,392
Marsh & McLennan Cos., Inc.	11,462	1,396,072
MetLife, Inc.	280,591	17,057,127
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	90,144	27,773,306
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	8,988,000	7,963,100
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	698,000	8,376,020
Progressive Corp. (The)	105,450	10,082,075
RenaissanceRe Holdings Ltd. (Bermuda)	23,000	3,685,750
Sampo OYJ (Finland) (Class A Stock)	399,269	18,009,005
Selective Insurance Group, Inc.	42,400	3,075,696
State Auto Financial Corp.	85,100	1,677,321
Storebrand ASA (Norway)*	1,439,291	14,525,261
Sun Life Financial, Inc. (Canada)	380,641	19,236,500
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Tokio Marine Holdings, Inc. (Japan)	305,500	$14,553,421
Travelers Cos., Inc. (The)	35,121	5,282,198
Willis Towers Watson PLC	43,935	10,055,843
Zurich Insurance Group AG (Switzerland)	33,437	14,275,367
		305,125,140
Interactive Media & Services — 2.6%
Alphabet, Inc. (Class A Stock)*	37,922	78,214,884
Alphabet, Inc. (Class C Stock)*	65,491	135,476,647
Facebook, Inc. (Class A Stock)*	450,895	132,802,104
IAC/InterActiveCorp*	19,300	4,174,783
Match Group, Inc.*	51,435	7,066,140
NAVER Corp. (South Korea)	35,001	11,759,822
Pinterest, Inc. (Class A Stock)*	61,200	4,530,636
Snap, Inc. (Class A Stock)*	108,900	5,694,381
Tencent Holdings Ltd. (China)	90,100	7,165,224
Z Holdings Corp. (Japan)(a)	1,450,100	7,241,137
Zillow Group, Inc. (Class C Stock)*(a)	9,900	1,283,436
		395,409,194
Internet & Direct Marketing Retail — 1.8%
Alibaba Group Holding Ltd. (China), ADR*	25,361	5,750,100
Amazon.com, Inc.*	70,194	217,185,851
ASOS PLC (United Kingdom)*	237,835	18,416,661
Coupang, Inc. (South Korea)*(a)	52,133	2,572,764
DoorDash, Inc. (Class A Stock)*(a)	33,674	4,415,672
Etsy, Inc.*	9,788	1,973,946
RealReal, Inc. (The)*(a)	42,300	957,249
THG PLC (United Kingdom)*	253,953	2,202,624
Wayfair, Inc. (Class A Stock)*(a)	12,918	4,065,940
Zalando SE (Germany), 144A*	142,027	13,956,464
		271,497,271
IT Services — 2.5%
Accenture PLC (Class A Stock)	119,283	32,951,929
Amadeus IT Group SA (Spain)*	88,124	6,248,537
Black Knight, Inc.*	29,375	2,173,456
Broadridge Financial Solutions, Inc.	5,941	909,567
Cognizant Technology Solutions Corp. (Class A Stock)	208,567	16,293,254
EPAM Systems, Inc.*(a)	14,074	5,583,015
Euronet Worldwide, Inc.*	21,207	2,932,928
Fidelity National Information Services, Inc.	211,039	29,674,194
Fiserv, Inc.*	347,339	41,347,235
FleetCor Technologies, Inc.*	68,921	18,514,248
GDS Holdings Ltd. (China) (Class A Stock)*	12,786	130,125
Global Payments, Inc.	138,830	27,985,351
GoDaddy, Inc. (Class A Stock)*(a)	20,837	1,617,368
Mastercard, Inc. (Class A Stock)	138,878	49,447,512
MongoDB, Inc.*	9,600	2,567,328
NTT Data Corp. (Japan)	1,082,100	16,791,399
Okta, Inc.*	14,159	3,121,068
PayPal Holdings, Inc.*	31,944	7,757,281

A6

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Snowflake, Inc. (Class A Stock)*(a)	16,420	$3,764,778
Square, Inc. (Class A Stock)*	41,700	9,467,985
Twilio, Inc. (Class A Stock)*	20,695	7,052,028
VeriSign, Inc.*(a)	59,272	11,780,903
Visa, Inc. (Class A Stock)(a)	333,585	70,629,952
WEX, Inc.*(a)	16,423	3,436,020
		372,177,461
Leisure Products — 0.0%
Mattel, Inc.*	34,200	681,264
Peloton Interactive, Inc. (Class A Stock)*	47,526	5,343,823
		6,025,087
Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.*	20,300	817,278
Agilent Technologies, Inc.	137,401	17,469,163
Avantor, Inc.*	92,086	2,664,048
Bruker Corp.	59,180	3,804,091
Evotec SE (Germany)*	170,946	6,165,662
PPD, Inc.*	59,217	2,240,771
PRA Health Sciences, Inc.*	26,149	4,009,426
Thermo Fisher Scientific, Inc.	74,815	34,144,070
		71,314,509
Machinery — 1.2%
AGCO Corp.	27,074	3,889,180
Alamo Group, Inc.	7,742	1,208,913
Atlas Copco AB (Sweden) (Class B Stock)	9,381	488,536
Bucher Industries AG (Switzerland)	643	327,770
Caterpillar, Inc.	4,359	1,010,721
Chart Industries, Inc.*	12,445	1,771,546
Cummins, Inc.	88,485	22,927,348
Deere & Co.	2,451	917,017
Epiroc AB (Sweden) (Class B Stock)	35,159	732,671
Flowserve Corp.	124,367	4,826,683
Fortive Corp.	225,944	15,960,684
Graco, Inc.	13,300	952,546
Helios Technologies, Inc.	39,600	2,885,652
Hillenbrand, Inc.	63,959	3,051,484
Illinois Tool Works, Inc.	11,253	2,492,765
Ingersoll Rand, Inc.*	202,904	9,984,906
Kadant, Inc.	1,800	333,018
KION Group AG (Germany)	147,788	14,606,348
Knorr-Bremse AG (Germany)	63,530	7,932,824
Lindsay Corp.	2,730	454,873
Meritor, Inc.*	122,700	3,609,834
Metso Outotec OYJ (Finland)	34,634	386,276
Middleby Corp. (The)*(a)	28,395	4,706,471
Mueller Water Products, Inc. (Class A Stock)	239,000	3,319,710
Otis Worldwide Corp.	233,753	16,000,393
PACCAR, Inc.	214,239	19,907,088
Parker-Hannifin Corp.	38,125	12,025,769
Sandvik AB (Sweden)*	13,748	375,931
SMC Corp. (Japan)	8,700	5,065,707
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Snap-on, Inc.	20,339	$4,693,021
THK Co. Ltd. (Japan)	187,200	6,499,279
Timken Co. (The)	17,344	1,407,812
Toro Co. (The)	19,850	2,047,329
Weir Group PLC (The) (United Kingdom)*	25,825	629,890
		177,429,995
Media — 0.9%
Cable One, Inc.(a)	2,633	4,814,072
Charter Communications, Inc. (Class A Stock)*	26,197	16,164,073
Comcast Corp. (Class A Stock)	1,095,479	59,276,369
CyberAgent, Inc. (Japan)	727,600	13,157,658
DISH Network Corp. (Class A Stock)*	31,401	1,136,716
Liberty Broadband Corp. (Class C Stock)*	133,717	20,077,607
Stroeer SE & Co. KGaA (Germany)	85,692	6,970,985
WPP PLC (United Kingdom)	1,090,299	14,002,279
		135,599,759
Metals & Mining — 1.0%
Agnico Eagle Mines Ltd. (Canada)	18,707	1,081,454
Alamos Gold, Inc. (Canada) (Class A Stock)	15,450	120,728
Alrosa PJSC (Russia)	366,500	512,734
Anglo American Platinum Ltd. (South Africa)	6,041	881,139
Anglo American PLC (South Africa)	60,650	2,388,140
AngloGold Ashanti Ltd. (Tanzania)	34,555	757,704
Antofagasta PLC (Chile)	716,371	16,705,315
ArcelorMittal SA (Luxembourg)*	37,952	1,105,120
B2Gold Corp. (Canada)	83,510	359,504
Barrick Gold Corp. (Canada)	136,116	2,700,224
BHP Group Ltd. (Australia)	507,800	17,575,364
BHP Group PLC (Australia)	518,312	14,981,535
BlueScope Steel Ltd. (Australia)	30,208	446,085
Boliden AB (Sweden)	73,451	2,727,371
Carpenter Technology Corp.	49,400	2,032,810
Centamin PLC (Egypt)	60,936	87,776
Centerra Gold, Inc. (Kyrgyzstan)	7,134	63,126
China Molybdenum Co. Ltd. (China) (Class H Stock)	411,000	251,680
China Steel Corp. (Taiwan)	852,000	774,777
Cia de Minas Buenaventura SAA (Peru), ADR*	19,100	191,573
Cia Siderurgica Nacional SA (Brazil)	41,000	274,831
Endeavour Mining Corp. (Ivory Coast)	7,214	145,405
ERO Copper Corp. (Canada)*	40,477	696,680
Evolution Mining Ltd. (Australia)	140,849	441,886
First Quantum Minerals Ltd. (Zambia)	29,439	561,044
Fortescue Metals Group Ltd. (Australia)	76,623	1,169,544
Franco-Nevada Corp. (Canada)	16,870	2,114,153
Freeport-McMoRan, Inc.*	69,954	2,303,585
Fresnillo PLC (Mexico)	22,745	271,947
Glencore PLC (Australia)*	491,460	1,936,052
Gold Fields Ltd. (South Africa)	77,538	730,704

A7

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	159,000	$838,115
Harmony Gold Mining Co. Ltd. (South Africa)*	33,450	143,710
Hindalco Industries Ltd. (India)	80,204	360,917
Hitachi Metals Ltd. (Japan)*	18,900	312,171
IGO Ltd. (Australia)	2,854,039	13,653,668
Impala Platinum Holdings Ltd. (South Africa)	86,880	1,613,915
Industrias Penoles SAB de CV (Mexico)*	17,617	227,363
JFE Holdings, Inc. (Japan)	28,200	349,635
JSW Steel Ltd. (India)	50,052	321,807
KGHM Polska Miedz SA (Poland)*	6,141	295,591
Kinross Gold Corp. (Canada)	100,132	666,909
Kirkland Lake Gold Ltd. (Canada)	36,586	1,235,545
Lundin Mining Corp. (Chile)	112,254	1,154,965
MMC Norilsk Nickel PJSC (Russia)	3,293	1,037,101
Newcrest Mining Ltd. (Australia)	53,837	1,009,900
Newmont Corp.	54,686	3,295,925
Nippon Steel Corp. (Japan)	46,500	797,066
Norsk Hydro ASA (Norway)	173,720	1,114,332
Northam Platinum Ltd. (South Africa)*	39,845	697,319
Northern Star Resources Ltd. (Australia)	191,676	1,399,101
Nucor Corp.	16,662	1,337,459
Osisko Gold Royalties Ltd. (Canada)	6,072	66,871
OZ Minerals Ltd. (Australia)	34,508	602,827
Pan American Silver Corp. (Canada)	11,810	354,291
Perseus Mining Ltd. (Australia)*	424,497	352,070
Polymetal International PLC (Russia)	22,303	438,863
Polyus PJSC (Russia)	2,954	547,835
POSCO (South Korea)	3,836	1,090,571
Reliance Steel & Aluminum Co.	20,387	3,104,736
Rio Tinto Ltd. (Australia)	66,790	5,632,207
Rio Tinto PLC (Australia)	68,205	5,222,390
Royal Gold, Inc.	2,200	236,764
Sandstorm Gold Ltd. (Canada)*	12,854	87,248
Sibanye Stillwater Ltd. (South Africa)(a)	227,969	1,005,296
Silver Lake Resources Ltd. (Australia)*	298,090	342,558
South32 Ltd. (Australia)	3,449,183	7,370,668
Southern Copper Corp. (Peru)(a)	17,828	1,209,986
SSR Mining, Inc. (Canada)	19,104	273,175
Steel Dynamics, Inc.	101,208	5,137,318
Sumitomo Metal Mining Co. Ltd. (Japan)	10,800	468,748
Tata Steel Ltd. (India)	38,344	427,850
Teck Resources Ltd. (Canada) (Class B Stock)(a)	22,445	430,495
Torex Gold Resources, Inc. (Canada)*	3,520	44,452
Vale SA (Brazil)	168,033	2,911,579
Vedanta Ltd. (India)	97,228	306,165
voestalpine AG (Austria)	7,364	306,136
Wesdome Gold Mines Ltd. (Canada)*	75,700	502,378
Wheaton Precious Metals Corp. (Brazil)	35,194	1,344,244
Yamana Gold, Inc. (Canada)	80,679	350,527
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	157,000	$144,350
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	570,000	709,898
		149,275,000
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	88,222	758,709
PennyMac Mortgage Investment Trust	70,000	1,372,000
		2,130,709
Multiline Retail — 0.2%
Dollar General Corp.	58,831	11,920,337
Dollar Tree, Inc.*(a)	60,047	6,872,980
Kohl’s Corp.	25,800	1,537,938
Next PLC (United Kingdom)*	101,654	11,062,479
Ollie’s Bargain Outlet Holdings, Inc.*(a)	27,570	2,398,590
		33,792,324
Multi-Utilities — 0.7%
Ameren Corp.(a)	294,730	23,979,233
Dominion Energy, Inc.	4,817	365,899
DTE Energy Co.(a)	86,539	11,521,802
Engie SA (France)*	1,199,343	17,074,284
National Grid PLC (United Kingdom)	1,035,202	12,315,761
Public Service Enterprise Group, Inc.	171,693	10,337,636
Sempra Energy	215,645	28,590,214
WEC Energy Group, Inc.	65,259	6,107,590
		110,292,419
Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA (Norway)	21,017	598,164
Cheniere Energy, Inc.*	7,114	512,279
Chevron Corp.	193,253	20,250,982
ConocoPhillips	713,106	37,773,225
Devon Energy Corp.	29,755	650,147
Enbridge, Inc. (Canada)(a)	12,982	472,545
EOG Resources, Inc.	250,757	18,187,405
Equinor ASA (Norway)	899,812	17,613,164
Equitrans Midstream Corp.	150,600	1,228,896
Exxon Mobil Corp.	313,517	17,503,654
Galp Energia SGPS SA (Portugal)	101,477	1,183,374
Hess Corp.	155,419	10,997,448
Lundin Energy AB (Sweden)	19,186	603,321
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	301,281	3,458,706
Marathon Petroleum Corp.(a)	135,027	7,222,594
Parex Resources, Inc. (Canada)*	13,614	242,771
Pioneer Natural Resources Co.(a)	24,925	3,958,588
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	203,969	7,512,178
Targa Resources Corp.	112,920	3,585,210
TC Energy Corp. (Canada)	18,533	847,885
Texas Pacific Land Corp.(a)	700	1,112,601
TOTAL SE (France)	484,871	22,620,984
TOTAL SE (France), ADR(a)	170,724	7,945,495
		186,081,616

A8

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Paper & Forest Products — 0.1%
Domtar Corp.	26,200	$968,090
Mondi PLC (United Kingdom)	42,272	1,081,820
Stora Enso OYJ (Finland) (Class R Stock)	629,722	11,750,153
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)*	28,177	498,676
UPM-Kymmene OYJ (Finland)	24,929	896,030
West Fraser Timber Co. Ltd. (Canada)	4,438	319,280
		15,514,049
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,330	11,439,131
L’Oreal SA (France)	53,814	20,654,116
Pola Orbis Holdings, Inc. (Japan)	117,400	2,835,533
Unilever PLC (United Kingdom)	691,693	38,757,041
		73,685,821
Pharmaceuticals — 2.6%
Arvinas, Inc.*(a)	9,616	635,618
Astellas Pharma, Inc. (Japan)	1,562,100	24,088,244
AstraZeneca PLC (United Kingdom), ADR(a)	870,902	43,301,247
Bayer AG (Germany)	283,376	17,968,198
Elanco Animal Health, Inc.*(a)	646,974	19,053,384
Eli Lilly & Co.	286,852	53,589,691
GlaxoSmithKline PLC (United Kingdom), ADR(a)	344,180	12,283,784
Horizon Therapeutics PLC*	9,700	892,788
Ipsen SA (France)	70,793	6,078,417
Johnson & Johnson	221,812	36,454,802
Merck & Co., Inc.	236,503	18,232,016
Novartis AG (Switzerland)	340,677	29,102,960
Novo Nordisk A/S (Denmark) (Class B Stock)	59,790	4,026,869
Otsuka Holdings Co. Ltd. (Japan)	273,800	11,627,848
Pacira BioSciences, Inc.*	29,634	2,077,047
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	7,500	747,750
Roche Holding AG (Switzerland)	98,657	31,883,022
Sanofi (France)	292,089	28,886,552
Sanofi (France), ADR	277,639	13,732,025
Takeda Pharmaceutical Co. Ltd. (Japan), ADR(a)	275,341	5,027,727
Zoetis, Inc.	153,049	24,102,157
		383,792,146
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	18,340	1,476,920
Clarivate PLC (United Kingdom)*(a)	163,469	4,313,947
CoStar Group, Inc.*	13,240	10,881,824
Equifax, Inc.	87,693	15,883,833
Korn Ferry	17,200	1,072,764
Leidos Holdings, Inc.	119,776	11,532,033
Recruit Holdings Co. Ltd. (Japan)	300,600	14,762,573
TechnoPro Holdings, Inc. (Japan)	127,300	10,649,056
Teleperformance (France)	26,441	9,660,144
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
TransUnion	61,800	$5,562,000
Upwork, Inc.*(a)	25,500	1,141,635
		86,936,729
Real Estate Management & Development — 0.2%
CapitaLand Ltd. (Singapore)	164,600	461,710
China Resources Mixc Lifestyle Services Ltd. (China), 144A*	25,600	153,656
CTP BV (Netherlands), 144A*	13,638	241,499
Deutsche Wohnen SE (Germany)	20,198	942,638
Fabege AB (Sweden)	36,857	497,219
Grainger PLC (United Kingdom)	85,703	315,377
Hang Lung Properties Ltd. (Hong Kong)	154,000	402,005
Heiwa Real Estate Co. Ltd. (Japan)	12,500	391,766
Hongkong Land Holdings Ltd. (Hong Kong)	134,300	660,330
Howard Hughes Corp. (The)*	3,600	342,468
Kojamo OYJ (Finland)	35,772	701,143
Mitsui Fudosan Co. Ltd. (Japan)	764,600	17,400,491
Opendoor Technologies, Inc.*(a)	179,629	3,806,338
PSP Swiss Property AG (Switzerland)	3,985	486,458
Shurgard Self Storage SA (Belgium)	12,602	574,739
St. Joe Co. (The)	59,800	2,565,420
Sun Hung Kai Properties Ltd. (Hong Kong)	107,166	1,630,205
		31,573,462
Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	53,200	7,962,572
CSX Corp.	169,348	16,328,534
J.B. Hunt Transport Services, Inc.	62,686	10,535,636
Lyft, Inc. (Class A Stock)*	11,600	732,888
Norfolk Southern Corp.	59,366	15,940,959
Ryder System, Inc.	37,100	2,806,615
Uber Technologies, Inc.*	138,400	7,544,184
		61,851,388
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.*	401,285	31,500,873
Analog Devices, Inc.	9,500	1,473,260
Applied Materials, Inc.	29,493	3,940,265
ASML Holding NV (Netherlands)	47,597	29,297,389
Broadcom, Inc.	113,096	52,438,091
CMC Materials, Inc.	18,000	3,182,220
Cree, Inc.*(a)	14,423	1,559,559
Entegris, Inc.	55,908	6,250,514
Inphi Corp.*	12,542	2,237,618
Lam Research Corp.	4,691	2,792,271
Lattice Semiconductor Corp.*	17,600	792,352
Marvell Technology Group Ltd.(a)	99,190	4,858,326
Maxim Integrated Products, Inc.	51,840	4,736,621
Microchip Technology, Inc.	170,615	26,482,860
Micron Technology, Inc.*	334,222	29,481,723
Monolithic Power Systems, Inc.	5,053	1,784,770
NVIDIA Corp.	76,925	41,072,565
NXP Semiconductors NV (Netherlands)	100,545	20,243,730

A9

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ON Semiconductor Corp.*	85,359	$3,551,788
QUALCOMM, Inc.	240,144	31,840,693
Renesas Electronics Corp. (Japan)*	567,200	6,229,318
SolarEdge Technologies, Inc.*	2,600	747,344
SUMCO Corp. (Japan)	18,000	414,978
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,147,749	44,718,053
Texas Instruments, Inc.	218,515	41,297,150
Tokyo Electron Ltd. (Japan)	32,500	13,918,301
Xilinx, Inc.	132,535	16,421,087
		423,263,719
Software — 3.4%
Avalara, Inc.*	25,166	3,357,899
Bill.com Holdings, Inc.*	7,600	1,105,800
Ceridian HCM Holding, Inc.*	17,500	1,474,725
Citrix Systems, Inc.	94,735	13,297,005
CommVault Systems, Inc.*	30,396	1,960,542
Coupa Software, Inc.*(a)	9,110	2,318,313
Crowdstrike Holdings, Inc. (Class A Stock)*	25,931	4,732,667
Datadog, Inc. (Class A Stock)*	31,000	2,583,540
DocuSign, Inc.*	25,570	5,176,647
Five9, Inc.*(a)	27,546	4,306,266
Fortinet, Inc.*	15,727	2,900,373
HubSpot, Inc.*	10,429	4,736,956
Intuit, Inc.	57,606	22,066,554
Microsoft Corp.	1,204,062	283,881,698
NortonLifeLock, Inc.(a)	914,221	19,436,339
Nuance Communications, Inc.*	30,800	1,344,112
Palo Alto Networks, Inc.*	9,937	3,200,310
Paylocity Holding Corp.*	21,128	3,799,448
Proofpoint, Inc.*	33,000	4,151,070
PTC, Inc.*	13,900	1,913,335
RealPage, Inc.*	40,700	3,549,040
RingCentral, Inc. (Class A Stock)*	10,602	3,158,124
salesforce.com, Inc.*	244,622	51,828,063
SAP SE (Germany)	117,417	14,412,452
Slack Technologies, Inc. (Class A Stock)*	80,117	3,255,154
Splunk, Inc.*	35,300	4,782,444
SPS Commerce, Inc.*	24,216	2,404,891
SS&C Technologies Holdings, Inc.	32,369	2,261,622
Trade Desk, Inc. (The) (Class A Stock)*	2,802	1,825,951
VMware, Inc. (Class A Stock)*(a)	9,043	1,360,519
Workday, Inc. (Class A Stock)*	57,605	14,310,810
Zendesk, Inc.*(a)	39,123	5,188,492
Zoom Video Communications, Inc. (Class A Stock)*	65,031	20,893,810
Zscaler, Inc.*	3,900	669,513
		517,644,484
Specialty Retail — 1.2%
AutoZone, Inc.*	5,387	7,564,964
Burlington Stores, Inc.*(a)	50,534	15,099,559
CarMax, Inc.*	45,977	6,099,309
Carvana Co.*(a)	8,462	2,220,429
Five Below, Inc.*(a)	17,300	3,300,667
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
GameStop Corp. (Class A Stock)*(a)	4,795	$910,187
Home Depot, Inc. (The)	180,461	55,085,720
Kingfisher PLC (United Kingdom)*	3,395,810	14,947,263
Lowe’s Cos., Inc.	91,126	17,330,343
Monro, Inc.(a)	9,400	618,520
Murphy USA, Inc.	20,900	3,021,304
O’Reilly Automotive, Inc.*	24,649	12,503,205
RH*(a)	3,400	2,028,440
Ross Stores, Inc.	145,544	17,452,181
TJX Cos., Inc. (The)	148,483	9,822,150
Ulta Beauty, Inc.*	18,352	5,673,888
		173,678,129
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	2,368,767	289,344,888
Dell Technologies, Inc. (Class C Stock)*	12,000	1,057,800
Pure Storage, Inc. (Class A Stock)*(a)	87,544	1,885,698
Samsung Electronics Co. Ltd. (South Korea)	484,336	34,985,815
		327,274,201
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.*	48,000	2,448,000
EssilorLuxottica SA (France)	69,427	11,314,890
Kering SA (France)	14,150	9,777,258
Lululemon Athletica, Inc.*	18,216	5,587,029
Moncler SpA (Italy)*	205,827	11,798,379
NIKE, Inc. (Class B Stock)	256,610	34,100,903
Samsonite International SA, 144A*	2,088,300	4,057,843
Steven Madden Ltd.(a)	30,000	1,117,800
VF Corp.	98,700	7,888,104
		88,090,206
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	155,500	2,059,597
Housing Development Finance Corp. Ltd. (India)	263,502	9,055,789
PennyMac Financial Services, Inc.(a)	50,080	3,348,850
Rocket Cos., Inc. (Class A Stock)	3,500	80,815
WSFS Financial Corp.(a)	68,959	3,433,469
		17,978,520
Tobacco — 0.3%
Altria Group, Inc.	309,010	15,808,952
Philip Morris International, Inc.(a)	302,596	26,852,369
		42,661,321
Trading Companies & Distributors — 0.3%
Air Lease Corp.	38,800	1,901,200
Ashtead Group PLC (United Kingdom)	235,297	13,986,755
Bunzl PLC (United Kingdom)	201,810	6,475,407
GMS, Inc.*	33,600	1,402,800
Mitsubishi Corp. (Japan)	312,100	8,840,329
Rush Enterprises, Inc. (Class A Stock)	87,625	4,366,354
Sumitomo Corp. (Japan)	697,200	9,950,732

A10

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Toromont Industries Ltd. (Canada)	4,658	$356,531
		47,280,108
Water Utilities — 0.0%
California Water Service Group	28,039	1,579,717
Essential Utilities, Inc.	17,128	766,478
		2,346,195
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	122,200	10,423,966
T-Mobile US, Inc.*	90,627	11,354,657
Vodafone Group PLC (United Kingdom), ADR(a)	648,622	11,954,103
		33,732,726

Total Common Stocks (cost $5,682,926,913)		8,186,860,694
Preferred Stocks — 0.1%
Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%, Maturing 03/15/22	40,450	1,952,117
American Electric Power Co., Inc., CVT, 6.125%, Maturing 08/15/23	22,918	1,119,773
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	51,052	2,528,606
Southern Co. (The), CVT, 6.750%, Maturing 08/01/22	36,048	1,835,925
		7,436,421
Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp., CVT, 5.500%, Maturing 06/01/23	2,056	220,527
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)	1,276	1,652,675
		1,873,202
Life Sciences Tools & Services — 0.0%
Avantor, Inc., Series A, CVT, 6.250%, Maturing 05/15/22	26,885	2,426,909
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	68,029	363,795
Multi-Utilities — 0.0%
Sempra Energy, Series B, CVT, 6.750%, Maturing 07/15/21(a)	3,660	383,055
Wireless Telecommunication Services — 0.0%
2020 Cash Mandatory Exchangeable Trust, 144A, CVT, 5.250%, Maturing 06/01/23	594	669,527

Total Preferred Stocks (cost $11,246,726)		13,152,909

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 2.3%
Automobiles — 0.7%
AmeriCredit Automobile Receivables Trust,
Series 2017-01, Class C
2.710%	08/18/22	326	$326,734
Series 2020-01, Class C
1.590%	10/20/25	3,525	3,582,529
Series 2020-01, Class D
1.800%	12/18/25	3,405	3,471,750
Series 2021-01, Class C
0.890%	10/19/26	3,770	3,755,695
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-01A, Class A, 144A
3.070%	09/20/23	2,550	2,631,028
Series 2017-2A, Class A, 144A
2.970%	03/20/24	3,118	3,245,836
Series 2018-02A, Class A, 144A
4.000%	03/20/25	8,675	9,404,253
Series 2019-01A, Class A, 144A
3.450%	03/20/23	7,942	8,118,975
Series 2019-02A, Class A, 144A
3.350%	09/22/25	1,560	1,674,355
Series 2020-01A, Class B, 144A
2.680%	08/20/26	1,395	1,442,224
CarMax Auto Owner Trust,
Series 2020-01, Class D
2.640%	07/15/26	7,660	7,927,750
Series 2021-01, Class C
0.940%	12/15/26	1,920	1,894,848
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	32	32,313
Series 2019-01, Class A2, 144A
2.980%	10/20/24	1,393	1,411,252
Exeter Automobile Receivables Trust,
Series 2021-01A, Class C
0.740%	01/15/26	9,120	9,101,201
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	5,865	6,362,931
Series 2020-02, Class C, 144A
1.740%	04/15/33	4,520	4,543,245
GM Financial Automobile Leasing Trust,
Series 2019-01, Class C
3.560%	12/20/22	4,905	4,961,191
Series 2020-01, Class C
2.040%	12/20/23	1,620	1,650,927
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class B
3.120%	12/18/23	2,500	2,565,289
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	2,315	2,410,549
Santander Drive Auto Receivables Trust,
Series 2018-01, Class C
2.960%	03/15/24	251	251,656
Series 2018-02, Class C
3.350%	07/17/23	664	667,465

A11

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2019-01, Class B
3.210%	09/15/23	55	$55,070
Series 2020-03, Class C
1.120%	01/15/26	5,975	6,020,709
Series 2020-03, Class D
1.640%	11/16/26	5,160	5,235,573
Santander Retail Auto Lease Trust,
Series 2019-A, Class B, 144A
3.010%	05/22/23	3,990	4,067,356
Series 2019-C, Class D, 144A
2.880%	06/20/24	3,525	3,640,007
Series 2020-A, Class C, 144A
2.080%	03/20/24	5,595	5,743,354
World Omni Auto Receivables Trust,
Series 2018-B, Class B
3.170%	01/15/25	2,635	2,700,326
			108,896,391
Collateralized Loan Obligations — 0.8%
Barings CLO Ltd. (Cayman Islands),
Series 2013-IA, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.024%(c)	01/20/28	3,447	3,445,825
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.304%(c)	07/20/28	3,945	3,944,319
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.219%(c)	07/28/28	1,562	1,559,740
CBAM Ltd. (Cayman Islands),
Series 2019-09A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	02/12/30	1,765	1,765,274
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1A2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.179%(c)	04/20/34	3,870	3,872,349
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
1.078%(c)	10/25/27	5,807	5,792,547
Golub Capital Partners CLO 39B Ltd. (Cayman Islands),
Series 2018-39A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.374%(c)	10/20/28	4,186	4,185,855
KKR CLO Ltd. (Cayman Islands),
Series 13, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.023%(c)	01/16/28	4,919	4,909,630
Series 29A, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.641%(c)	01/15/32	4,945	4,926,277
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.571%(c)	10/15/32	12,175	12,212,852
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-37A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.541%(c)	07/15/32	1,060	$1,061,021
Magnetite Ltd. (Cayman Islands),
Series 2019-23A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.518%(c)	10/25/32	7,315	7,318,868
Series 2020-25A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.455%(c)	01/25/32	3,560	3,556,982
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.240%(c)	04/15/34	4,435	4,435,452
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2019-32A, Class AR, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
1.184%(c)	01/20/32	8,580	8,559,439
Series 2021-40A, Class A, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.248%(c)	04/16/33	2,485	2,477,878
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.344%(c)	07/20/29	4,460	4,463,299
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.091%(c)	07/15/27	2,981	2,976,590
Series 2015-01A, Class A2R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.241%(c)	07/15/27	6,465	6,453,308
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.233%(c)	07/17/29	6,558	6,553,418
Palmer Square CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.596%(c)	11/15/31	3,895	3,917,378
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.524%(c)	07/20/32	9,690	9,698,869
Symphony CLO Ltd. (Cayman Islands),
Series 2018-20A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.873%(c)	01/16/32	6,375	6,362,020
Series 2021-26A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.189%(c)	04/20/33	2,535	2,528,431
			116,977,621
Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2017-07, Class B
2.540%	05/15/25	2,785	2,863,935

A12

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
Series 2019-01, Class B
3.070%	10/15/24	9,570	$9,811,103
Synchrony Card Funding LLC,
Series 2019-A02, Class A
2.340%	06/15/25	7,840	8,032,361
			20,707,399
Equipment — 0.0%
CNH Equipment Trust,
Series 2019-A, Class A3
3.010%	04/15/24	2,379	2,426,035
MMAF Equipment Finance LLC,
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	743	745,967
Series 2020-A, Class A4, 144A
1.400%	08/09/30	2,455	2,454,686
			5,626,688
Other — 0.1%
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,553	2,689,608
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	2,320	2,382,663
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	137	137,300
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	330	338,832
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	1,261	1,281,688
MVW Owner Trust,
Series 2014-01A, Class A, 144A
2.250%	09/22/31	101	101,187
Series 2015-01A, Class A, 144A
2.520%	12/20/32	609	612,172
Series 2017-01A, Class A, 144A
2.420%	12/20/34	2,603	2,659,903
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/08/49	4,675	5,002,167
Sierra Timeshare Receivables Funding LLC,
Series 2019-01A, Class A, 144A
3.200%	01/20/36	1,406	1,457,254
Taco Bell Funding LLC,
Series 2018-01A, Class A2I, 144A
4.318%	11/25/48	2,967	2,981,309
			19,644,083
Residential Mortgage-Backed Securities — 0.0%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT03, Class A, 144A
3.500%(cc)	01/28/58	1,140	1,152,551
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	303	$308,166
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL04, Class A, 144A
3.500%(cc)	01/28/55	414	424,463
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	323	326,155
Towd Point Mortgage Trust,
Series 2015-03, Class A1B, 144A
3.000%(cc)	03/25/54	24	23,546
Series 2015-05, Class A1B, 144A
2.750%(cc)	05/25/55	161	161,134
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	282	290,571
			2,686,586
Student Loans — 0.5%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	959	974,015
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	1,892	1,921,494
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	5,312	5,470,679
Series 2019-GA, Class A, 144A
2.400%	10/15/68	3,940	4,044,980
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	7,410	7,534,366
Series 2020-CA, Class A2A, 144A
2.150%	11/15/68	3,275	3,363,816
Series 2020-GA, Class A, 144A
1.170%	09/16/69	2,389	2,398,097
Series 2021-A, Class A, 144A
0.840%	05/15/69	2,312	2,304,651
Navient Student Loan Trust,
Series 2018-01A, Class A2, 144A, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.459%(c)	03/25/67	1,526	1,524,841
Series 2018-02A, Class A2, 144A, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
0.489%(c)	03/25/67	3,561	3,559,482
Nelnet Student Loan Trust,
Series 2020-01A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.849%(c)	03/26/68	1,942	1,936,466
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	576	584,482
Series 2015-C, Class A3, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.056%(c)	08/16/32	4,305	4,390,989
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	633	651,302

A13

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	1,572	$1,609,140
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	960	985,140
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	5,534	5,827,946
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
0.826%(c)	01/15/37	2,971	2,967,088
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	3,815	4,027,206
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	1,780	1,828,346
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	3,013	3,019,441
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	8,799	8,679,939
			69,603,906

Total Asset-Backed Securities (cost $339,567,775)			344,142,674
Commercial Mortgage-Backed Securities — 1.0%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.256%(c)	04/15/34	5,045	5,046,501
Ashford Hospitality Trust,
Series 2018-ASHF, Class B, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.356%(c)	04/15/35	3,185	3,170,188
BANK,
Series 2017-BNK04, Class B
3.999%	05/15/50	2,020	2,171,425
Series 2019-BN21, Class AS
3.093%	10/17/52	4,045	4,240,850
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class B
3.152%(cc)	04/15/53	4,000	4,131,261
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	2,165	2,436,402
BX Commercial Mortgage Trust,
Series 2019-IMC, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.406%(c)	04/15/34	9,770	9,709,361
BX Trust,
Series 2018-BILT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.906%(c)	05/15/30	5,200	5,199,903
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class AS
3.116%	11/15/52	9,790	10,305,581
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	1,500	1,596,441
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	$3,244,429
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,353,621
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,274,365
Series 2018-B02, Class C
4.672%(cc)	03/10/51	2,545	2,544,174
Cold Storage Trust,
Series 2020-ICE05, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.133%)
1.406%(c)	11/15/37	3,691	3,693,447
Commercial Mortgage Trust,
Series 2014-UBS05, Class A4
3.838%	09/10/47	4,400	4,792,824
Series 2015-LC21, Class B
4.335%(cc)	07/10/48	3,055	3,298,069
Series 2015-LC23, Class A2
3.221%	10/10/48	5,317	5,236,853
Series 2015-PC01, Class B
4.325%(cc)	07/10/50	1,505	1,609,918
Series 2016-DC02, Class A5
3.765%	02/10/49	1,810	1,987,982
Series 2020-CBM, Class C, 144A
3.402%	02/10/37	10,025	9,855,616
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A4
4.053%	03/15/52	4,305	4,803,265
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.530%(cc)	10/10/34	2,820	2,993,944
FHLMC Multifamily Structured Pass-Through Certificates,
Series 2019-K92, Class B, 144A
4.194%(cc)	05/25/52	1,965	2,162,382
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month LIBOR + 1.334% (Cap N/A, Floor 1.334%)
1.440%(c)	12/15/36	3,415	3,393,961
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
1.739%(c)	12/15/36	3,180	3,149,243
GS Mortgage Securities Corp. Trust,
Series 2019-SOHO, Class C, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.406%(c)	06/15/36	6,370	6,369,762
GS Mortgage Securities Trust,
Series 2018-GS09, Class AS
4.141%(cc)	03/10/51	2,945	3,293,720
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.700%)
1.056%(c)	01/15/33	1,525	1,525,928

A14

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, 144A, 1 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.476%(c)	10/15/33	5,195	$5,207,935
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class C, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.106%(c)	12/15/37	1,870	1,867,759
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	903,107
Series 2017-C34, Class C
4.180%(cc)	11/15/52	2,065	2,195,729
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class AS
4.032%(cc)	05/15/48	325	355,257
Series 2017-ASHF, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.956%(c)	11/15/34	6,393	6,382,616
Series 2017-H01, Class AS
3.773%	06/15/50	3,875	4,221,637
Series 2019-H07, Class A4
3.261%	07/15/52	4,872	5,187,865
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33	1,898	1,753,481
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	2,000	2,193,186
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class C
4.293%(cc)	07/15/58	545	577,126
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,957,931
Series 2019-C50, Class B
4.192%	05/15/52	1,895	2,068,865
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	3,001,873
Series 2014-C19, Class B
4.723%(cc)	03/15/47	969	1,045,904

Total Commercial Mortgage-Backed Securities (cost $151,813,762)			154,511,687
Convertible Bonds — 0.0%
Banks — 0.0%
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, 144A
0.125%	01/01/23	425	470,493
Internet — 0.0%
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.000%	08/15/28	308	1,023,329
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
Lodging — 0.0%
Huazhu Group Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.000%	05/01/26	76	$112,647
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	640	616,775
Liberty Broadband Corp.,
Sr. Unsec’d. Notes, 144A
2.750%	09/30/50	470	478,713
Liberty Latin America Ltd. (Chile),
Sr. Unsec’d. Notes
2.000%	07/15/24	520	512,820
			1,608,308
Pipelines — 0.0%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45	967	783,293
Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/23	690	706,979

Total Convertible Bonds (cost $4,144,903)			4,705,049
Corporate Bonds — 14.3%
Advertising — 0.1%
Advantage Sales & Marketing, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/15/28(a)	1,775	1,844,525
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.750%	04/15/28(a)	2,475	2,452,807
MDC Partners, Inc.,
Gtd. Notes, 144A
7.500%	05/01/24(a)	4,123	4,180,435
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/15/29	295	284,095
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27(a)	4,460	4,797,942
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	5,825	6,353,690
			19,913,494
Aerospace & Defense — 0.0%
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	1,300	1,350,399
TransDigm, Inc.,
Gtd. Notes
6.500%	05/15/25	670	684,592
7.500%	03/15/27	340	364,549

A15

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	4,185	$4,436,638
			6,836,178
Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,100	3,299,198
4.700%	04/02/27	10,000	11,265,103
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	1,235	1,222,222
Gtd. Notes, 144A
3.950%	06/15/25	4,500	4,922,209
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	208	246,995
6.150%	09/15/43	229	276,250
7.250%	06/15/37	610	788,966
			22,020,943
Airlines — 0.2%
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22(a)	850	835,096
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25(a)	2,415	2,986,158
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)	4,020	4,181,490
5.750%	04/20/29	3,630	3,861,365
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	705	811,757
Sr. Unsec’d. Notes
7.375%	01/15/26(a)	1,750	2,061,481
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	760	811,120
4.750%	10/20/28	2,890	3,144,371
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	1,020	1,081,140
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	8,740	9,580,705
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24	1,120	665,328
United Airlines 2019-2 Class A Pass-Through Trust,
Pass-Through Certificates
2.900%	11/01/29	1,266	1,232,629
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	793	774,905
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines Holdings, Inc.,
Gtd. Notes
4.250%	10/01/22(a)	685	$696,953
4.875%	01/15/25(a)	555	562,719
5.000%	02/01/24(a)	1,495	1,525,642
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,263	1,240,511
			36,053,370
Apparel — 0.0%
Crocs, Inc.,
Gtd. Notes, 144A
4.250%	03/15/29	3,770	3,684,522
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25	418	426,037
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26	210	213,693
6.375%	05/15/25	1,010	1,077,921
			5,402,173
Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany),
Sr. Unsec’d. Notes, 144A
1.450%	03/02/26	4,135	4,101,295
2.450%	03/02/31	1,545	1,518,114
Ford Motor Co.,
Sr. Unsec’d. Notes
8.500%	04/21/23	535	596,541
9.000%	04/22/25	2,801	3,390,790
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.125%	06/16/25(a)	775	836,696
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	280	281,276
4.000%	10/06/26	1,810	1,982,106
4.300%	07/13/25	3,790	4,168,016
4.350%	04/09/25	1,745	1,918,215
Sr. Unsec’d. Notes
5.100%	01/17/24	6,745	7,462,209
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25	1,790	1,788,774
2.375%	02/10/23	3,740	3,841,777
Jaguar Land Rover Automotive PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.750%	10/15/25(a)	1,040	1,127,244
Navistar International Corp.,
Sr. Sec’d. Notes, 144A
9.500%	05/01/25	450	495,000
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)	2,980	3,092,786

A16

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.850%	09/26/24	2,275	$2,414,514
3.200%	09/26/26	13,965	14,984,928
4.625%	11/13/25	1,655	1,874,601
4.750%	11/13/28	3,770	4,378,961
			60,253,843
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	1,000	1,033,524
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	560	596,767
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)	7,255	7,810,044
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	2,275	2,415,871
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28(a)	1,145	1,224,616
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	04/30/31	1,580	1,580,000
9.500%	05/31/25(a)	480	538,131
Meritor, Inc.,
Gtd. Notes, 144A
6.250%	06/01/25(a)	1,135	1,211,264
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	2,520	2,387,135
5.375%	12/15/24(a)	2,065	2,075,257
Sr. Sec’d. Notes, 144A
5.125%	04/15/29	1,420	1,401,476
7.875%	01/15/29	975	1,093,991
			23,368,076
Banks — 2.0%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	3,865	4,200,735
Akbank T.A.S. (Turkey),
Sr. Unsec’d. Notes, EMTN
5.125%	03/31/25	1,100	1,057,048
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26	1,100	1,234,966
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
9.000%(ff)	06/18/24(oo)	2,480	2,708,574
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.750%(ff)	09/27/24(oo)	800	833,501
7.625%(ff)	01/10/28(oo)	400	438,721
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
8.375%(ff)	10/14/30(oo)	200	$233,110
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	1,300	1,206,430
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Jr. Sub. Notes
8.500%(ff)	01/20/22(oo)	1,500	1,573,514
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25	730	819,104
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.490%	05/28/30	5,600	5,851,536
Bangkok Bank PCL (Thailand),
Sub. Notes, EMTN
3.733%(ff)	09/25/34	6,350	6,398,516
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26	2,036	2,055,987
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	3,730	3,718,229
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	10,425	9,807,102
2.496%(ff)	02/13/31	22,000	21,848,237
3.248%	10/21/27(a)	3,171	3,409,738
4.271%(ff)	07/23/29	1,685	1,899,602
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26(a)	3,220	3,368,048
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24	2,155	2,308,091
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33(a)	1,800	1,861,690
5.350%(ff)	11/12/29	600	617,489
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,835	1,796,308
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	5,000	5,117,487
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26	8,705	9,297,017
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31	6,680	7,264,779
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	2,785	2,811,024
3.001%(ff)	09/20/22	1,190	1,202,110
3.244%(ff)	12/20/25	2,030	2,161,013
3.875%	09/12/23	5	5,356
5.375%	01/12/24	3,450	3,846,708

A17

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Development Bank of Mongolia LLC (Mongolia),
Unsec’d. Notes, 144A
7.250%	10/23/23	1,630	$1,760,845
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25(oo)	1,200	1,283,613
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.691%(ff)	06/05/28	3,450	3,773,707
4.223%(ff)	05/01/29	7,630	8,562,719
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26	6,955	7,078,881
4.292%(ff)	09/12/26	365	404,197
4.950%	03/31/30	12,145	14,162,874
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.000%(ff)	04/01/27	1,600	1,601,276
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.764%(ff)	11/19/31(a)	5,375	5,012,524
2.083%(ff)	04/22/26	6,980	7,169,653
2.182%(ff)	06/01/28	4,520	4,570,203
2.522%(ff)	04/22/31(a)	8,060	8,034,574
2.739%(ff)	10/15/30	5,115	5,206,756
3.109%(ff)	04/22/51	2,530	2,471,077
Sub. Notes
2.956%(ff)	05/13/31	8,675	8,829,387
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	15,000	15,215,985
3.772%(ff)	01/24/29	14,290	15,668,228
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	5,005	4,672,449
1.928%(ff)	04/28/32	1,270	1,197,715
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	4,060	4,353,958
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.750%	02/12/27	6,500	6,716,838
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26	4,260	4,225,208
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.644%(ff)	04/01/31(a)	7,990	9,066,730
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,915	2,874,537
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	2,135	2,202,480
3.068%(ff)	04/30/41	6,475	6,351,034
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	2,540	2,602,720
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
2.572%(ff)	02/11/31		15,975	$16,061,857
2.879%(ff)	10/30/30		10,535	10,857,390
5.013%(ff)	04/04/51		2,765	3,543,047
Sub. Notes, GMTN
4.300%	07/22/27		2,695	3,046,983
Yapi ve Kredi Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, EMTN
5.850%	06/21/24		200	196,534
				299,727,749
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		5,935	7,653,826
Triton Water Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/29		1,725	1,758,626
				9,412,452
Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22		580	594,531
3.750%	05/01/28		7,560	7,924,642
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
5.450%	11/19/29		700	765,994
CP Atlas Buyer, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	12/01/28(a)		795	833,841
Forterra Finance LLC/FRTA Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	07/15/25		900	969,650
PGT Innovations, Inc.,
Gtd. Notes, 144A
6.750%	08/01/26		2,980	3,166,223
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		1,230	1,284,517
6.500%	03/15/27		2,360	2,484,833
				18,024,231
Chemicals — 0.2%
Blue Cube Spinco LLC,
Gtd. Notes
10.000%	10/15/25		554	584,687
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		875	881,944
Diamond BC BV,
Sr. Unsec’d. Notes
5.625%	08/15/25	EUR	1,745	2,097,520
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28		1,070	1,053,678

A18

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Equate Petrochemical BV (Kuwait),
Gtd. Notes
3.000%	03/03/22		2,070	$2,106,705
Gtd. Notes, EMTN
4.250%	11/03/26		9,560	10,403,817
GPD Cos., Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26		1,280	1,404,802
ICL Group Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38		1,600	2,010,325
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/26	EUR	325	392,602
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		260	314,142
Gtd. Notes, EMTN
5.875%	05/18/30		1,000	1,208,239
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.125%	10/15/27(a)		1,665	1,710,864
5.250%	12/15/29(a)		720	742,889
5.650%	12/01/44		435	433,586
Minerals Technologies, Inc.,
Gtd. Notes, 144A
5.000%	07/01/28		605	623,498
Neon Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26(a)		695	765,153
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
4.625%	10/15/25(a)		815	839,950
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29		1,500	1,500,967
				29,075,368
Commercial Services — 0.3%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, 144A
6.500%	01/31/26	GBP	345	490,659
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.375%	07/03/29		500	523,991
Sr. Unsec’d. Notes, 144A
4.200%	08/04/27(a)		740	785,923
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		1,515	1,500,227
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		2,870	3,043,114
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27		3,470	3,809,149
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		235	$240,422
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.750%	07/15/27(a)		790	819,736
5.750%	07/15/27		245	255,167
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28		950	979,426
Hutama Karya Persero PT (Indonesia),
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30		440	461,573
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30		1,410	1,566,763
IPD 3 BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	12/01/25	EUR	255	308,813
Jaguar Holding Co. II/PPD Development LP,
Gtd. Notes, 144A
5.000%	06/15/28		735	765,066
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27		1,015	1,039,708
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25(a)		3,300	3,455,009
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29		2,295	2,353,104
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.625%	10/01/28		910	957,216
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28		605	629,783
Sr. Sec’d. Notes, 144A
3.375%	08/31/27(a)		400	388,000
5.750%	04/15/26		1,805	1,950,064
Rent-A-Center Inc,
Gtd. Notes, 144A
6.375%	02/15/29		635	672,629
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25(a)		860	938,430
9.250%	04/15/25		1,265	1,511,025
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		350	364,380
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A
4.625%	11/01/26		490	509,729
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
5.750%	10/10/36		465	469,392

A19

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31(a)		1,945	$1,892,711
3.375%	03/22/27		1,255	1,355,326
4.125%	02/02/26(a)		3,405	3,794,994
				37,831,529
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50		1,635	1,491,759
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes
8.375%	09/01/26	EUR	525	649,227
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26		815	867,697
Lenovo Group Ltd. (China),
Sr. Unsec’d. Notes
3.421%	11/02/30		800	804,895
Sr. Unsec’d. Notes, 144A
3.421%	11/02/30		555	558,396
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28(a)		3,180	3,484,595
Sr. Sec’d. Notes, 144A
4.875%	02/01/27		395	404,376
				8,260,945
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28		50	50,098
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,990	1,933,171
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27(a)		1,230	1,289,426
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27(a)		1,045	1,093,844
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27(a)		2,230	2,320,327
				6,686,866
Diversified Financial Services — 0.8%
Advisor Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	08/01/27		1,020	1,141,473
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25		445	467,091
4.625%	07/01/22		7,415	7,736,071
4.875%	01/16/24(a)		1,140	1,240,030
6.500%	07/15/25		300	349,892
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	3,125	$3,266,226
4.375%	05/01/26	2,395	2,518,640
5.125%	10/01/23	4,315	4,613,502
5.500%	01/15/23	565	597,731
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26(a)	2,065	2,280,459
Banco BTG Pactual SA (Brazil),
Sub. Notes, 144A
7.750%(ff)	02/15/29	1,200	1,272,458
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23(a)	17,524	18,399,951
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.900%	01/29/24	1,260	1,363,217
4.250%	04/30/25	4,470	4,961,393
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5,145	5,570,514
4.100%	02/09/27	9,100	10,108,817
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/26(a)	1,420	1,457,260
GE Capital Funding LLC,
Gtd. Notes, 144A
3.450%	05/15/25(a)	8,100	8,756,370
Genworth Mortgage Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/25(a)	2,340	2,523,355
GTLK Europe DAC (Russia),
Gtd. Notes
5.125%	05/31/24	1,400	1,481,481
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26	645	638,987
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	15,070	13,791,988
2.650%	09/15/40	2,295	2,123,050
Kuwait Projects Co. SPC Ltd. (Kuwait),
Gtd. Notes
4.229%	10/29/26	1,200	1,166,936
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29	1,255	1,261,865
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.000%	04/06/28	3,645	3,604,761
2.500%	04/06/31	2,675	2,640,300
3.200%	04/06/41	1,150	1,141,437
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28(a)	4,500	4,404,964

A20

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
5.875%	10/25/24	290	$305,600
6.750%	06/25/25(a)	815	884,911
7.250%	09/25/23(a)	740	801,416
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	1,300	1,376,752
OneMain Finance Corp.,
Gtd. Notes
6.125%	03/15/24	75	81,020
6.625%	01/15/28	275	311,850
7.125%	03/15/26	510	590,837
8.250%	10/01/23	505	568,828
8.875%	06/01/25	520	576,176
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)	1,925	1,840,267
5.375%	10/15/25	1,260	1,302,116
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28	485	511,405
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25(a)	1,575	1,653,417
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	855	929,915
4.375%	03/19/24	1,155	1,256,524
			123,871,253
Electric — 0.7%
Acwa Power Management & Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes
5.950%	12/15/39	1,300	1,486,162
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	2,260	2,375,693
4.350%	08/01/28	3,535	3,910,856
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18(d)	900	13,500
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	2,343	2,618,748
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	585	639,869
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34	500	566,851
DPL, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/25	605	641,189
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	140	156,431
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	1,230	$1,318,369
3.625%	05/25/27	5,505	5,963,110
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes
3.400%	01/28/30	3,400	3,522,329
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, EMTN
6.750%	08/06/23	500	517,195
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	850	1,136,628
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes
4.750%	01/15/51	525	520,628
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	700	696,375
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	1,195	1,326,556
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	1,250	1,249,877
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	350	351,339
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	525	527,009
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	63	66,515
4.500%	09/15/27(a)	1,600	1,729,543
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)	1,340	1,430,577
6.625%	01/15/27	1,865	1,944,598
7.250%	05/15/26	2,160	2,249,103
Gtd. Notes, 144A
5.250%	06/15/29(a)	925	991,336
Sr. Sec’d. Notes, 144A
4.450%	06/15/29	2,055	2,237,204
Oryx Funding Ltd. (Oman),
Gtd. Notes, 144A
5.800%	02/03/31	230	238,100
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	3,440	3,367,464
2.500%	02/01/31	3,980	3,753,604
3.300%	08/01/40(a)	3,305	2,979,964
3.950%	12/01/47	2,265	2,098,909
4.550%	07/01/30	9,465	10,270,745
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	345	350,162

A21

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49	440	$465,989
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42	1,400	1,542,236
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29	2,265	2,373,617
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	1,225	1,294,563
5.250%	07/01/30(a)	1,370	1,452,125
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28(a)	685	697,218
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	740	963,237
Saudi Electricity Global Sukuk Co. 4 (Saudi Arabia),
Sr. Unsec’d. Notes
4.723%	09/27/28	5,800	6,724,604
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	1,586	1,701,472
3.400%	02/01/28	6,380	6,855,636
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43	605	703,386
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.850%	05/07/44	1,200	1,491,518
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/04/27	700	761,698
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26(a)	2,645	2,711,179
TNB Global Ventures Capital Bhd (Malaysia),
Sr. Unsec’d. Notes, EMTN
3.244%	10/19/26	6,400	6,802,520
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26(a)	975	1,010,974
5.625%	02/15/27	1,335	1,388,814
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	6,850	7,165,007
			109,352,331
Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	4,035	4,344,856
Avnet, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21	4,845	4,930,708
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics (cont’d.)
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27	877	$1,003,937
			10,279,501
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	12,371	12,215,010
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	1,560	1,601,805
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28(a)	360	370,524
			14,187,339
Entertainment — 0.2%
Affinity Gaming,
Sr. Sec’d. Notes, 144A
6.875%	12/15/27	340	358,659
Bally’s Corp.,
Gtd. Notes, 144A
6.750%	06/01/27	405	434,783
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	1,430	1,524,904
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27(a)	2,055	2,261,303
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25(a)	920	970,749
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26(a)	1,895	2,002,316
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)	1,280	1,316,420
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24	1,517	1,530,403
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27(a)	760	781,424
Gtd. Notes, 144A
6.500%	10/01/28(a)	770	824,811
Sr. Sec’d. Notes, 144A
5.500%	05/01/25	1,590	1,674,047
Churchill Downs, Inc.,
Gtd. Notes, 144A
5.500%	04/01/27(a)	1,635	1,710,000
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	615	630,035
5.250%	01/15/29(a)	1,120	1,168,175

A22

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
6.500%	02/15/25(a)	265	$290,888
Lions Gate Capital Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.500%	04/15/29	1,460	1,458,596
Mohegan Gaming & Entertainment,
Sec’d. Notes, 144A
8.000%	02/01/26	270	272,017
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27	1,885	2,024,784
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28(a)	1,760	1,881,907
7.250%	11/15/29(a)	1,245	1,347,979
8.250%	03/15/26	1,315	1,414,000
8.625%	07/01/25	1,185	1,287,777
SeaWorld Parks & Entertainment, Inc.,
Sec’d. Notes, 144A
9.500%	08/01/25(a)	1,685	1,832,843
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25	310	334,974
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	1,085	1,135,372
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25(a)	725	772,661
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	690	705,811
			31,947,638
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	05/01/27(a)	956	1,053,734
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27(a)	430	445,496
4.875%	02/15/30(a)	3,730	3,830,787
5.875%	02/15/28(a)	1,525	1,625,862
7.500%	03/15/26	2,160	2,385,320
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	740	761,560
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	2,025	2,104,939
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	400	409,665
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26	865	893,308
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Health & Happiness H&H International Holdings Ltd. (China),
Sec’d. Notes
5.625%	10/24/24	1,100	$1,146,232
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31(a)	985	1,086,677
6.875%	01/26/39(a)	270	372,364
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	55	64,987
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	3,100	3,073,485
Sigma Holdco BV (Netherlands),
Gtd. Notes, 144A
7.875%	05/15/26	1,745	1,744,615
Tingyi Cayman Islands Holding Corp. (China),
Sr. Unsec’d. Notes
1.625%	09/24/25	930	912,193
United Natural Foods, Inc.,
Gtd. Notes, 144A
6.750%	10/15/28(a)	1,200	1,280,968
			22,138,458
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.150%	01/29/50	1,200	1,337,484
Mercer International, Inc. (Germany),
Sr. Unsec’d. Notes
5.500%	01/15/26(a)	745	765,110
Sr. Unsec’d. Notes, 144A
5.125%	02/01/29(a)	860	890,262
Suzano Austria GmbH (Brazil),
Gtd. Notes
6.000%	01/15/29(a)	695	817,219
			3,810,075
Gas — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25	3,760	4,091,937
4.250%	07/15/27	2,600	2,881,759
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	06/15/23(oo)	815	838,756
Sr. Unsec’d. Notes
1.700%	02/15/31	2,295	2,122,415
3.600%	05/01/30	2,155	2,336,186
			12,271,053
Hand/Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
9.000%	02/15/23(a)	1,060	1,061,326

A23

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.0%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28(a)	1,790	$1,871,940
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/28	57	62,554
7.375%	06/01/25(a)	940	1,010,741
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29(a)	1,615	1,708,366
			4,653,601
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.000%	04/15/29(a)	930	964,637
Akumin, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	11/01/25	1,995	2,120,163
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31	4,335	4,137,054
3.000%	10/15/30(a)	8,995	8,975,011
4.250%	12/15/27(a)	1,700	1,786,881
4.625%	12/15/29(a)	4,150	4,492,751
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
6.875%	04/15/29(a)	2,725	2,844,536
Sr. Sec’d. Notes, 144A
6.000%	01/15/29(a)	1,250	1,323,118
8.000%	12/15/27(a)	1,340	1,465,761
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	2,420	2,464,648
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26	3,119	3,234,556
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28	330	379,391
5.875%	02/01/29	1,000	1,164,526
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	2,560	3,009,927
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	735	721,581
6.750%	04/15/25(a)	555	590,811
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22(a)	1,310	1,374,091
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28(a)	1,025	1,055,231
Radiology Partners, Inc.,
Gtd. Notes, 144A
9.250%	02/01/28(a)	3,345	3,661,538
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	3,135	$3,393,648
RP Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
5.250%	12/15/25(a)	525	543,294
St. Joseph’s Univ. Medical Center, Inc.,
Sec’d. Notes
4.584%	07/01/27	8,000	8,855,005
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
10.000%	04/15/27(a)	1,245	1,375,181
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	1,880	1,958,639
Sr. Sec’d. Notes, 144A
7.500%	04/01/25(a)	880	949,643
Sr. Unsec’d. Notes
6.875%	11/15/31	780	870,421
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30(a)	1,285	1,264,003
2.750%	05/15/40	1,690	1,651,812
3.700%	08/15/49	5,500	5,997,866
4.450%	12/15/48	2,250	2,754,827
US Renal Care, Inc.,
Sr. Unsec’d. Notes, 144A
10.625%	07/15/27	1,250	1,375,139
			76,755,690
Home Builders — 0.0%
Picasso Finance Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/25(a)	915	971,944
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28	190	193,361
4.750%	04/01/29	350	353,864
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	545	578,900
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	735	782,531
Winnebago Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/15/28(a)	675	723,869
			3,604,469
Home Furnishings — 0.0%
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
5.600%	10/23/28(a)	1,095	1,275,815

A24

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25(a)	480	$495,350
Housewares — 0.0%
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25	435	466,239
Turkiye Sise ve Cam Fabrikalari A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.950%	03/14/26	1,495	1,599,797
			2,066,036
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/25(a)	1,195	1,233,837
10.125%	08/01/26	3,913	4,514,204
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	720	786,828
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	6,225	6,825,573
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/27(a)	1,955	2,082,280
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	2,555	2,734,396
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29(a)	1,885	1,918,156
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,640	1,861,876
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28(a)	6,985	7,809,133
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27	2,030	2,179,018
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26(a)	3,790	3,935,220
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30(a)	1,250	1,228,375
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.250%	08/15/28	365	380,039
NMI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	06/01/25(a)	375	432,544
			37,921,479
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.3%
ANGI Group LLC,
Gtd. Notes, 144A
3.875%	08/15/28	750	$748,917
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22	8,965	9,184,039
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/25	1,015	1,132,741
4.500%	04/13/27(a)	4,360	5,064,057
4.625%	04/13/30(a)	680	790,412
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27(a)	1,680	1,784,538
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.625%	06/01/28(a)	755	771,023
5.625%	02/15/29(a)	1,590	1,702,446
Meituan (China),
Sr. Unsec’d. Notes, 144A
2.125%	10/28/25	200	198,701
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	11/15/28(a)	2,715	3,285,076
6.375%	05/15/29	3,050	3,796,510
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29(a)	2,570	3,037,559
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26(a)	4,855	5,267,938
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	05/15/25(a)	745	803,512
7.500%	09/15/27(a)	980	1,082,876
8.000%	11/01/26(a)	1,820	1,969,982
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25(a)	1,045	1,177,237
			41,797,564
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	620	638,889
6.250%	05/15/26(a)	700	736,134
			1,375,023
Iron/Steel — 0.1%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27(a)	2,490	2,586,676
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	2,780	3,026,830

A25

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	10/17/25(a)	430	$503,739
CSN Resources SA (Brazil),
Gtd. Notes
7.625%	02/13/23	1,100	1,144,229
Gtd. Notes, 144A
7.625%	02/13/23	400	416,083
Periama Holdings LLC (India),
Gtd. Notes
5.950%	04/19/26	1,175	1,241,357
			8,918,914
Leisure Time — 0.1%
Carnival Corp.,
Sec’d. Notes, 144A
9.875%	08/01/27(a)	2,615	3,055,131
Sr. Unsec’d. Notes, 144A
7.625%	03/01/26(a)	2,775	2,983,162
Life Time, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26(a)	1,425	1,467,750
Sr. Sec’d. Notes, 144A
5.750%	01/15/26	245	252,090
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26(a)	1,315	1,327,984
Sr. Sec’d. Notes, 144A
10.250%	02/01/26	915	1,072,448
NCL FINANCE Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	235	239,689
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/23	585	672,857
11.500%	06/01/25	1,170	1,364,237
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28	5,215	5,241,721
Viking Cruises Ltd.,
Sr. Sec’d. Notes, 144A
13.000%	05/15/25	425	499,831
			18,176,900
Lodging — 0.2%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26(a)	925	955,013
Gtd. Notes, 144A
8.625%	06/01/25	535	594,846
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30(a)	1,290	1,367,458
Gtd. Notes, 144A
5.375%	05/01/25(a)	365	384,689
5.750%	05/01/28(a)	610	657,883
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	115	$119,970
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24(a)	1,025	1,068,706
3.500%	08/18/26	1,680	1,752,574
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	560	641,647
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26(a)	1,530	1,597,549
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29	1,325	1,389,796
5.750%	07/21/28	1,380	1,470,039
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.750%	02/01/27	1,450	1,470,045
5.250%	06/18/25(a)	1,295	1,345,913
5.875%	05/15/26(a)	995	1,042,931
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23(a)	1,200	1,285,853
Studio City Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	01/15/29	1,275	1,279,706
6.500%	01/15/28	200	214,518
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27(a)	700	733,076
5.500%	03/01/25	157	165,785
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26(a)	1,590	1,658,390
5.500%	10/01/27(a)	485	505,922
5.625%	08/26/28	2,600	2,715,045
			24,417,354
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	04/15/29	1,475	1,494,760
Machinery-Diversified — 0.1%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28(a)	1,120	1,128,362
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.875%	08/15/26(a)	1,250	1,303,254
Tennant Co.,
Gtd. Notes
5.625%	05/01/25	945	973,521

A26

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Vertical Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28(a)	2,965	$3,187,314
Vertical US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	3,550	3,717,220
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24(a)	1,090	1,122,773
			11,432,444
Media — 0.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	1,845	1,821,030
7.500%	05/15/26(a)	1,760	1,836,836
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,180	1,182,354
4.500%	08/15/30(a)	2,445	2,491,340
4.500%	05/01/32	970	982,125
5.000%	02/01/28	2,775	2,935,350
5.375%	06/01/29	2,785	2,995,178
5.750%	02/15/26	295	304,688
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	3,285	3,234,726
3.700%	04/01/51(a)	4,165	3,892,868
3.750%	02/15/28	3,860	4,182,940
4.908%	07/23/25	6,000	6,809,230
6.484%	10/23/45	875	1,146,943
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	2,216	2,310,447
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	7,000	7,178,962
3.900%	03/01/38	1,550	1,738,275
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	700	721,881
6.500%	02/01/29	4,230	4,673,143
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	3,160	3,108,645
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	940	501,072
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	970	698,506
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24(a)	145	151,730
7.375%	07/01/28(a)	1,135	1,187,384
7.750%	07/01/26(a)	1,410	1,556,681
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	1,670	$1,710,326
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.843%	06/08/25	7,500	7,807,964
4.875%	01/22/30	650	655,978
5.125%	03/31/27	600	617,542
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	2,835	3,040,772
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	850	867,418
6.750%	10/15/27(a)	1,800	1,919,037
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	740	769,657
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26(a)	990	999,201
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	940	992,510
Scripps Escrow II, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	01/15/31(a)	510	506,202
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24(a)	1,605	1,652,160
5.375%	07/15/26(a)	1,240	1,281,046
5.500%	07/01/29(a)	1,775	1,919,715
Townsquare Media, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/26(a)	1,270	1,351,552
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27(a)	880	939,908
9.500%	05/01/25(a)	690	760,014
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	02/01/28(a)	975	1,009,490
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	920	957,928
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.000%	07/15/30	525	526,845
Virgin Media Vendor Financing Notes IV DAC (Ireland),
Sr. Unsec’d. Notes, 144A
5.000%	07/15/28(a)	1,000	1,019,138
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30(a)	3,065	3,413,447
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30(a)	435	443,973

A27

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27	3,077	$3,220,452
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	236	245,718
			96,270,327
Metal Fabricate/Hardware — 0.0%
HTA Group Ltd.,
Gtd. Notes
2.875%	03/18/27	800	889,162
Gtd. Notes, 144A
7.000%	12/18/25	870	924,860
			1,814,022
Mining — 0.4%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27	910	979,148
6.125%	05/15/28(a)	2,470	2,689,394
6.750%	09/30/24	400	413,544
7.000%	09/30/26(a)	3,485	3,677,445
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28(a)	1,755	1,868,927
Compass Minerals International, Inc.,
Gtd. Notes, 144A
6.750%	12/01/27	1,100	1,186,390
Constellium SE,
Gtd. Notes, 144A
3.750%	04/15/29(a)	870	831,038
5.625%	06/15/28(a)	2,130	2,246,572
5.750%	05/15/24	710	718,754
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	09/30/29	13,965	14,369,199
3.150%	01/15/51(a)	352	323,147
3.625%	08/01/27(a)	1,745	1,886,099
3.700%	01/30/50	1,650	1,664,031
3.750%	01/15/31(a)	405	437,792
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
5.125%	03/15/23	560	598,727
5.125%	05/15/24	1,020	1,114,440
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34	4,385	5,224,329
5.450%	03/15/43(a)	1,440	1,730,003
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	1,275	1,367,832
Hudbay Minerals, Inc. (Peru),
Gtd. Notes, 144A
4.500%	04/01/26	1,230	1,278,220
6.125%	04/01/29(a)	2,430	2,589,207
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50	260	$267,636
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/01/28(a)	1,094	1,225,644
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27(a)	1,075	1,114,071
Nexa Resources SA (Peru),
Gtd. Notes
5.375%	05/04/27	200	218,184
6.500%	01/18/28	500	574,722
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30(a)	1,600	1,648,674
			52,243,169
Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Jr. Sub. Notes, Series D, 3 Month LIBOR + 3.330%
3.514%(c)	06/15/21(oo)	2,885	2,722,135
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31	1,590	1,557,394
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
1.700%	03/11/28	1,295	1,274,063
2.150%	03/11/31	4,745	4,630,187
			10,183,779
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.125%	05/01/25(a)	650	676,193
Oil & Gas — 0.9%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	1,510	1,560,071
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	1,090	1,125,768
Apache Corp.,
Sr. Unsec’d. Notes
4.625%	11/15/25(a)	920	948,065
6.000%	01/15/37	95	103,798
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.375%	07/15/25	320	360,102
6.750%	11/15/39	560	698,880
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26(a)	480	500,154
5.875%	02/01/29(a)	615	652,316

A28

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	1,575	$1,578,948
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.375%	06/15/26(a)	710	716,131
7.000%	06/15/25(a)	1,075	1,105,508
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26(a)	1,590	1,724,995
Gtd. Notes, 144A
6.750%	03/01/29	2,770	2,885,883
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)	1,040	1,065,330
4.375%	01/15/28(a)	1,655	1,740,518
4.500%	04/15/23	201	207,808
4.900%	06/01/44(a)	1,565	1,567,571
Gtd. Notes, 144A
5.750%	01/15/31(a)	435	489,794
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	05/05/21(oo)	520	531,815
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26(a)	10,098	10,635,019
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28(a)	1,435	1,515,404
6.625%	07/15/25(a)	725	774,810
EQT Corp.,
Sr. Unsec’d. Notes
7.625%(cc)	02/01/25	100	115,065
8.500%(cc)	02/01/30(a)	630	803,318
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	315	405,939
7.300%	08/15/31(a)	260	332,044
7.875%	10/01/29	129	167,448
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	370	373,027
6.000%	02/01/31	435	441,248
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25	1,200	1,310,894
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26(a)	3,240	3,347,402
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26(a)	667	649,824
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	281	280,420
3.450%	07/15/24	745	746,103
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.500%	12/01/25		535	$565,731
5.875%	09/01/25(a)		1,495	1,595,516
6.950%	07/01/24		1,895	2,084,402
8.000%	07/15/25(a)		600	688,395
8.500%	07/15/27(a)		515	610,968
8.875%	07/15/30(a)		1,335	1,684,019
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24		700	768,959
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
6.450%	05/30/44		1,645	2,045,704
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43		6,400	7,230,533
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/2115		860	883,962
Petroleos de Venezuela SA (Venezuela),
First Lien
8.500%	10/27/20(d)		2,475	620,197
First Lien, 144A
8.500%	10/27/20(d)		1,076	269,504
Sr. Unsec’d. Notes
5.375%	04/12/27(d)		5,670	248,003
6.000%	05/16/24(d)		19,015	826,573
6.000%	11/15/26(d)		6,600	292,037
9.000%	11/17/21(d)		37,670	1,629,973
9.750%	05/17/35(d)		1,875	81,486
12.750%	02/17/22(d)		5,195	222,916
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		4,000	3,967,715
6.500%	03/13/27		3,900	4,078,482
6.500%	06/02/41		18,852	16,473,263
7.190%	09/12/24	MXN	3,700	168,464
Gtd. Notes, MTN
6.750%	09/21/47		500	427,587
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26(a)		2,330	2,529,658
Gtd. Notes, 144A
8.250%	01/15/29(a)		835	893,631
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
3.667%	11/30/27		6,300	6,843,693
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		3,465	3,321,067
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29		3,600	3,838,262
4.250%	04/16/39		2,300	2,480,715
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25(a)		2,660	2,767,225
6.750%	05/01/23		665	667,611
6.875%	06/30/23(a)		176	179,025

A29

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49	610	$524,988
Gtd. Notes, MTN
3.500%	10/17/49	875	753,057
Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago),
Sr. Sec’d. Notes, 144A
9.750%	06/15/26	300	335,822
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27	1,285	1,262,086
Vine Energy Holdings LLC,
Gtd. Notes, 144A
6.750%	04/15/29	2,265	2,265,000
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	4,520	4,780,136
3.700%	09/15/26	3,608	3,833,362
3.700%	03/15/28	4,041	4,197,526
4.500%	03/04/29	3,850	4,165,648
YPF SA (Argentina),
Sr. Sec’d. Notes, 144A
4.000%(cc)	02/12/26	1,024	839,901
Sr. Unsec’d. Notes
8.750%	04/04/24	1,260	1,006,927
			136,411,149
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27(a)	645	674,162
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25	1,965	1,811,066
Poinsettia Finance Ltd. (Mexico),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31	400	386,858
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27(a)	925	952,905
			3,824,991
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29	2,290	2,290,426
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26(a)	1,125	1,197,663
5.375%	01/15/28(a)	2,275	2,390,581
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	100	120,728
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
3.200%	01/12/31	300	$285,009
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
8.500%	04/15/24	1,295	1,344,564
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	2,115	2,113,250
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25	500	558,222
8.375%	04/15/27	375	430,055
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33	515	633,594
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27(a)	3,265	3,542,379
Sr. Sec’d. Notes, 144A
5.500%	08/15/26(a)	925	972,203
			15,878,674
Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	5,835	6,211,500
3.200%	11/21/29	5,000	5,308,320
3.800%	03/15/25(a)	3,000	3,281,011
4.250%	11/14/28(a)	12,500	14,251,732
4.875%	11/14/48	5,000	6,113,079
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	1,050	1,113,107
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	3,070	3,400,285
9.250%	04/01/26	1,000	1,106,748
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.250%	02/15/29	2,540	2,696,336
7.000%	01/15/28	110	119,437
7.250%	05/30/29(a)	2,230	2,483,382
9.000%	12/15/25	1,890	2,053,497
Sr. Sec’d. Notes, 144A
5.750%	08/15/27(a)	485	522,189
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	3,840	3,642,733
2.823%	05/20/30	6,480	6,650,720
3.700%	06/06/27	8,639	9,521,907
3.794%	05/20/50	2,555	2,702,744
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	3,410	3,737,070
4.500%	11/15/44	770	834,686
4.900%	09/15/45	3,525	4,084,373

A30

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	575	$624,560
4.375%	10/15/28	6,520	7,462,571
4.500%	02/25/26	5,190	5,895,849
4.800%	08/15/38	2,310	2,772,349
Sr. Unsec’d. Notes
2.375%	03/15/31	2,020	1,987,833
2.400%	03/15/30	5,000	4,952,835
3.400%	03/15/51	2,500	2,461,055
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27(a)	8,300	7,990,258
1.875%	02/28/31(a)	2,425	2,280,785
2.700%	08/21/40	1,110	1,019,562
3.625%	04/01/27	7,000	7,685,971
4.250%	04/01/50(a)	8,000	8,996,597
5.125%	07/20/45	140	172,076
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.150%	06/15/30(a)	450	440,836
3.900%	12/15/24	4,510	4,802,989
4.375%	03/15/26(a)	2,305	2,500,583
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	427	459,873
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
6.750%	03/01/28	880	986,376
7.125%	01/31/25	3,500	3,864,829
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27	580	615,104
			147,807,747
Pipelines — 0.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	1,320	1,368,811
3.400%	02/15/31	1,805	1,817,144
4.450%	07/15/27	1,330	1,472,500
5.950%	06/01/26	6,820	7,933,177
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	1,375	1,401,212
3.302%	01/15/35	1,505	1,543,527
3.701%	01/15/39	1,120	1,204,731
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	3,585	3,788,894
5.125%	06/30/27	1,110	1,272,384
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	12/15/22(oo)	1,090	974,421
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27(a)	1,280	$1,389,088
8.125%	08/16/30	750	969,206
Gtd. Notes, 144A
6.450%	11/03/36	250	280,009
6.750%	09/15/37	1,035	1,156,924
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	1,375	1,432,915
4.500%	04/15/24	955	1,040,730
4.950%	06/15/28	3,285	3,677,146
5.000%	05/15/50(a)	680	704,823
5.250%	04/15/29	2,165	2,467,893
5.500%	06/01/27(a)	2,225	2,566,611
5.875%	01/15/24	2,575	2,868,133
6.000%	06/15/48	5,460	6,232,478
6.250%	04/15/49	3,595	4,240,286
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	340	346,164
2.600%	10/15/25	1,050	1,066,716
3.450%	10/15/27	435	448,031
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	1,285	1,427,648
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	2,615	2,688,093
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23(a)	2,588	2,501,381
NuStar Logistics LP,
Gtd. Notes
5.750%	10/01/25	735	787,148
6.000%	06/01/26(a)	1,040	1,122,278
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	630	707,015
5.000%	03/15/27	9,460	10,784,260
5.750%	05/15/24	2,660	3,005,561
5.875%	06/30/26	180	211,115
Summit Midstream Partners LP,
Jr. Sub. Notes, Series A
9.500%(ff)	12/15/22(d)(oo)	63	39,068
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	722	731,706
5.500%	01/15/28	1,175	1,148,988
6.000%	03/01/27	990	996,805
6.000%	12/31/30	965	954,696
7.500%	10/01/25	1,755	1,886,497
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	2,660	2,792,551
6.500%	07/15/27(a)	1,920	2,086,195

A31

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.875%	01/15/29(a)	480	$528,700
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30(a)	1,025	1,076,747
4.000%	03/15/28	2,679	2,979,152
4.600%	03/15/48	2,165	2,461,610
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	4,000	4,367,310
3.900%	01/15/25	2,630	2,850,472
4.000%	09/15/25	985	1,081,133
4.300%	03/04/24	415	452,879
5.100%	09/15/45	4,000	4,607,601
			107,940,563
Real Estate — 0.1%
Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	01/02/25	600	613,648
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
6.550%	03/28/24	1,100	1,168,704
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23	1,100	1,126,201
5.400%	05/27/25	4,600	4,935,551
8.000%	01/27/24	650	693,350
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28(a)	2,075	2,235,646
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	1,075	1,050,690
4.375%	02/01/31	875	856,646
5.375%	08/01/28	1,670	1,752,292
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.750%	01/15/29	225	221,747
9.375%	04/01/27(a)	1,255	1,390,516
Sec’d. Notes, 144A
7.625%	06/15/25(a)	400	436,518
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/08/25	1,600	1,682,510
Yanlord Land HK Co. Ltd. (China),
Sr. Sec’d. Notes
6.750%	04/23/23	1,100	1,143,804
Yuzhou Group Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
8.375%	10/30/24	500	447,781
			19,755,604
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33(a)	5,000	4,534,232
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
2.750%	12/15/29	2,695	$2,752,543
3.950%	01/15/27	3,756	4,200,737
American Campus Communities Operating Partnership LP,
Gtd. Notes
2.850%	02/01/30(a)	5,965	5,971,526
3.300%	07/15/26	2,560	2,748,616
3.625%	11/15/27	2,210	2,411,754
American Tower Corp.,
Sr. Unsec’d. Notes
1.600%	04/15/26	1,700	1,702,884
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26(a)	6,240	6,571,929
3.250%	01/30/31	1,430	1,480,610
3.650%	02/01/26(a)	4,870	5,318,638
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	1,849	1,994,150
3.850%	02/01/25	665	719,026
3.900%	03/15/27	6,003	6,533,560
4.050%	07/01/30	770	831,142
4.125%	06/15/26	3,075	3,407,094
4.125%	05/15/29	3,735	4,045,985
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27	5,065	5,522,288
3.875%	05/01/24(a)	457	495,133
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	990	1,047,691
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
5.250%	07/15/24(a)	1,700	1,757,473
6.000%	04/15/25	1,530	1,613,428
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
2.050%	03/15/31	1,385	1,301,549
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	520	526,700
3.250%	07/15/26(a)	530	573,403
3.500%	07/15/29	595	638,744
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21	143	143,254
4.125%	03/15/28	1,310	1,421,682
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25	3,540	3,892,232
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27	695	767,015

A32

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	1,330	$1,411,477
7.500%	06/01/25(a)	1,345	1,471,171
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30(a)	1,305	1,184,191
Regency Centers LP,
Gtd. Notes
3.700%	06/15/30	2,560	2,750,410
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	505	516,071
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	3,865	4,054,278
3.168%	04/09/47	3,655	3,661,517
3.448%	03/15/48	3,035	3,190,701
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	1,370	1,363,310
Simon Property Group LP,
Sr. Unsec’d. Notes
2.650%	07/15/30(a)	2,705	2,695,475
3.300%	01/15/26	940	1,006,698
3.500%	09/01/25(a)	2,305	2,501,619
3.800%	07/15/50(a)	2,820	2,861,075
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21	1,050	1,065,341
Sr. Unsec’d. Notes, 144A
5.500%	11/01/23	1,535	1,606,972
VEREIT Operating Partnership LP,
Gtd. Notes
2.850%	12/15/32(a)	3,295	3,193,824
3.400%	01/15/28	4,664	4,929,255
3.950%	08/15/27	6,616	7,267,943
4.600%	02/06/24	8,075	8,836,455
4.875%	06/01/26(a)	1,030	1,179,793
			131,672,594
Retail — 0.3%
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25(a)	330	336,816
Burlington Coat Factory Warehouse Corp.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/25(a)	550	584,919
Carvana Co.,
Gtd. Notes, 144A
5.500%	04/15/27	1,080	1,088,869
5.875%	10/01/28(a)	1,710	1,764,430
Dave & Buster’s, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	11/01/25(a)	2,215	2,367,706
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25(a)	2,055	$2,103,231
8.500%	10/30/25	3,910	4,164,455
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24(a)	2,490	2,518,318
L Brands, Inc.,
Gtd. Notes
6.694%	01/15/27	1,275	1,446,632
7.500%	06/15/29(a)	485	551,219
Gtd. Notes, 144A
6.625%	10/01/30	1,005	1,147,138
9.375%	07/01/25(a)	3,305	4,124,531
Sr. Unsec’d. Notes
6.950%	03/01/33	955	1,071,628
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29(a)	635	654,050
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	02/15/26(a)	1,245	1,272,028
PetSmart, Inc./PetSmart Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/29(a)	3,640	3,935,127
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	1,265	1,293,760
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23(a)	2,360	2,484,661
Ross Stores, Inc.,
Sr. Unsec’d. Notes
0.875%	04/15/26	1,075	1,040,277
1.875%	04/15/31(a)	2,935	2,751,302
Specialty Building Products Holdings LLC/SBP Finance Corp.,
Sr. Sec’d. Notes, 144A
6.375%	09/30/26	1,430	1,478,677
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	3,720	3,932,916
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	2,930	2,893,887
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31(a)	1,555	1,450,782
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28(a)	865	919,557
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	1,143	1,213,482
6.875%	11/15/37(a)	374	458,854
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	520	549,413
			49,598,665

A33

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.500%	08/15/22	985	$1,066,572
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	3,260	3,620,146
4.640%	02/06/24	5,940	6,532,027
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.350%	03/01/26	1,660	1,935,009
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25	295	309,477
3.150%	05/01/27(a)	605	643,430
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
1.000%	09/28/27(a)	7,100	6,817,032
			20,923,693
Software — 0.1%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,185	1,163,753
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	805	856,827
Sr. Sec’d. Notes, 144A
7.125%	10/02/25(a)	1,670	1,795,143
CDK Global, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/26	80	82,974
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26(a)	1,195	1,322,849
Granite Merger Sub 2, Inc.,
Gtd. Notes, 144A
11.000%	07/15/27	860	987,139
MSCI, Inc.,
Gtd. Notes, 144A
3.625%	09/01/30	350	356,524
4.000%	11/15/29(a)	670	688,859
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28(a)	2,160	2,185,942
Playtika Holding Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	1,985	1,955,668
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	670	639,807
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	09/01/25(a)	925	961,668
Sr. Unsec’d. Notes, 144A
10.500%	02/01/24	2,610	2,680,119
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
Gtd. Notes, 144A
3.875%	02/01/29(a)	435	$426,223
			16,103,495
Telecommunications — 1.1%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28(a)	2,070	2,041,644
Sr. Sec’d. Notes, 144A
10.500%	05/15/27(a)	5,422	6,104,196
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	2,215	2,303,958
8.125%	02/01/27	1,480	1,621,791
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	5,000	4,740,354
2.300%	06/01/27	2,835	2,890,334
2.750%	06/01/31(a)	9,340	9,304,703
3.650%	06/01/51(a)	2,910	2,813,654
4.300%	02/15/30	1,595	1,795,610
Sr. Unsec’d. Notes, 144A
3.800%	12/01/57	4,557	4,341,895
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24	800	837,632
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.250%	06/03/31(a)	630	616,103
British Telecommunications PLC (United Kingdom),
Gtd. Notes, 144A
3.250%	11/08/29(a)	1,595	1,668,902
C&W Senior Financing DAC (Panama),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,750	1,866,089
CommScope, Inc.,
Gtd. Notes, 144A
7.125%	07/01/28(a)	820	870,416
8.250%	03/01/27(a)	755	807,963
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	1,345	1,438,871
Consolidated Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	10/01/28(a)	1,330	1,426,750
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	415	417,489
3.663%	05/15/45	4,425	4,717,380
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	855	983,267
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35	1,200	1,100,656

A34

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	4,995	$5,537,784
7.625%	06/15/21	715	723,926
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
9.500%	09/30/22(d)	1,250	1,482,654
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	940	911,672
3.750%	07/15/29(a)	2,115	2,067,455
4.625%	09/15/27	1,225	1,260,171
LogMeIn, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	09/01/27	1,150	1,203,813
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29(a)	895	873,324
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.500%	04/27/31	200	208,364
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.591%	04/03/28	4,585	4,475,319
2.065%	04/03/31(a)	600	592,158
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31	1,295	1,281,040
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28	1,250	1,369,769
Plantronics, Inc.,
Gtd. Notes, 144A
4.750%	03/01/29(a)	1,880	1,846,340
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27	1,550	1,631,626
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23	1,000	1,041,588
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	2,030	2,558,574
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	395	456,047
7.875%	09/15/23	2,490	2,845,226
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	1,340	1,418,783
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27(a)	1,615	1,616,358
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	535	519,286
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
2.875%	02/15/31(a)	1,955	$1,889,841
Sr. Sec’d. Notes, 144A
3.750%	04/15/27	7,670	8,378,385
3.875%	04/15/30	7,425	8,056,878
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes
4.875%	06/19/24	1,300	1,318,506
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25	990	1,056,346
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33(a)	645	782,519
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	2,160	2,166,996
2.550%	03/21/31	3,335	3,330,627
3.550%	03/22/51	2,905	2,902,960
4.329%	09/21/28	3,125	3,578,080
4.672%	03/15/55	7,500	8,937,260
Sr. Unsec’d. Notes, 144A
2.987%	10/30/56	11,350	9,985,017
VF Ukraine PAT via VFU Funding PLC (Ukraine),
Sr. Unsec’d. Notes
6.200%	02/11/25	1,200	1,238,376
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27(a)	710	744,908
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	5,800	6,926,456
5.000%	05/30/38	3,040	3,669,967
5.250%	05/30/48	3,500	4,374,746
			159,968,802
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	4,170	4,441,590
3.550%	11/19/26	1,935	2,088,565
Mattel, Inc.,
Sr. Unsec’d. Notes
5.450%	11/01/41	355	390,347
6.200%	10/01/40	845	991,417
			7,911,919
Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	980	1,210,121
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
4.700%	05/07/50	1,295	1,478,492
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	468	547,785

A35

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
8.250%	07/09/24	1,625	$1,717,674
Watco Cos. LLC/Watco Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/27	1,960	2,068,836
			7,022,908
Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	3,645	3,733,318
4.125%	07/15/23	2,817	2,999,373
			6,732,691
Water — 0.0%
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30	1,300	1,360,917
Solaris Midstream Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.625%	04/01/26	1,235	1,262,797
			2,623,714

Total Corporate Bonds (cost $2,116,042,613)			2,142,590,023
Municipal Bonds — 0.3%
Colorado — 0.1%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.237%	11/15/30	2,565	2,507,493
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
4.480%	12/01/40	7,015	7,040,604
Denver City & County School District No. 1,
Taxable, Certificate Participation, Series B
4.242%	12/15/37	1,215	1,400,166
			10,948,263
District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs, Series E
5.591%	12/01/34	120	153,316
Georgia — 0.0%
Metropolitan Atlanta Rapid Transit Authority,
Taxable, Revenue Bonds, Series B
2.410%	07/01/36	3,715	3,560,939
Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	2,065	2,742,072
New York — 0.1%
City of New York,
General Obligation Unlimited, Taxable, BABs, Series F-1
6.271%	12/01/37	2,630	3,684,262
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	$2,175,167
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,243,712
			10,103,141
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series E
4.322%	12/01/27	1,188	1,371,261
Texas — 0.0%
City of Houston Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.485%	07/01/32	1,330	1,320,358
North Texas Tollway Authority,
Taxable, Revenue Bonds, Series B
3.079%	01/01/42	2,335	2,292,690
Waco Educational Finance Corp.,
Taxable, Revenue Bonds
2.056%	03/01/31	890	871,452
			4,484,500
Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs, Series B
5.937%	06/15/39	1,920	2,677,171
Virginia — 0.1%
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,851,215
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	960	1,227,187
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	2,053,122
			5,131,524

Total Municipal Bonds (cost $38,345,954)			41,172,187
Residential Mortgage-Backed Securities — 1.1%
Angel Oak Mortgage Trust,
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	5,705	5,693,272
Angel Oak Mortgage Trust I LLC,
Series 2019-02, Class A1, 144A
3.628%(cc)	03/25/49	2,263	2,304,584
Angel Oak Mortgage Trust LLC,
Series 2020-03, Class A1, 144A
1.691%(cc)	04/25/65	2,646	2,671,647
CIM Trust,
Series 2020-INV01, Class A2, 144A
2.500%(cc)	04/25/50	5,591	5,639,051

A36

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	6,012	$6,140,960
COLT Mortgage Loan Trust,
Series 2019-03, Class A1, 144A
2.764%(cc)	08/25/49	1,890	1,898,779
Series 2020-03, Class A1, 144A
1.506%(cc)	04/27/65	1,593	1,599,511
Connecticut Avenue Securities Trust,
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	01/25/40	566	565,510
Deephaven Residential Mortgage Trust,
Series 2019-02A, Class A3, 144A
3.763%(cc)	04/25/59	1,589	1,592,360
Ellington Financial Mortgage Trust,
Series 2020-02, Class A1, 144A
1.178%(cc)	10/25/65	4,454	4,451,825
Fannie Mae Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.459%(c)	09/25/29	5,005	5,001,734
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.209%(c)	11/25/29	7,135	6,876,446
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	02/25/30	1,395	1,378,744
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.959%(c)	07/25/30	4,795	4,732,934
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	2	297
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.459%(c)	03/25/29	114	114,472
Series 2017-DNA02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.309%(c)	10/25/29	409	409,473
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	03/25/30	164	163,894
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.817%(c)	08/25/33	4,235	4,232,461
Series 2021-DNA1, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.667%(c)	01/25/51	2,115	2,112,463
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.717%(c)	08/25/33	1,600	1,598,008
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	02/25/50	1,662	$1,661,603
Series 2020-DNA04, Class M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.609%(c)	08/25/50	608	608,081
Series 2020-DNA05, Class M1, 144A, 30 Day Average SOFR + 1.300% (Cap N/A, Floor 0.000%)
1.317%(c)	10/25/50	875	874,904
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.917%(c)	12/25/50	1,678	1,679,382
Series 2020-HQA04, Class M1, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.409%(c)	09/25/50	716	716,069
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	09/25/48	6	5,893
FirstKey Mortgage Trust,
Series 2014-01, Class B2, 144A
3.970%(cc)	11/25/44	1,265	1,304,192
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	—(r)	313
Series 4977, Class IO, IO
4.500%	05/25/50	2,716	454,527
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.601%(cc)	12/25/46	3,049	3,080,479
FWD Securitization Trust,
Series 2020-INV01, Class A1, 144A
2.240%(cc)	01/25/50	2,877	2,929,695
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	1,598	1,644,628
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	2,034	2,099,344
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	2,892	2,946,157
Government National Mortgage Assoc.,
Series 2011-41, Class AI, IO
4.500%	12/20/39	26	716
Series 2012-94, Class BI, IO
4.000%	05/20/37	834	29,387
Series 2013-24, Class OI, IO
4.000%	02/20/43	426	63,694
Series 2013-82, Class IG, IO
3.500%	05/20/43	1,212	184,890
Series 2018-08, Class DA
3.000%	11/20/47	912	967,958
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
1.964%(cc)	07/25/44	101	102,385

A37

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-INV01, Class A14, 144A
3.000%(cc)	10/25/50	4,147	$4,207,749
Homeward Opportunities Fund I Trust,
Series 2019-02, Class A1, 144A
2.702%(cc)	09/25/59	3,030	3,048,135
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65	2,537	2,553,877
JPMorgan Mortgage Trust,
Series 2019-INV02, Class A3, 144A
3.500%(cc)	02/25/50	1,317	1,360,326
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	2,415	2,484,447
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.000%)
0.948%(c)	08/25/50	1,156	1,163,952
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	1,921	1,977,151
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	2,279	2,321,943
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	2,457	2,510,071
New Residential Mortgage Loan Trust,
Series 2020-NQM01, Class A1, 144A
2.464%(cc)	01/26/60	2,727	2,763,959
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	1,677	1,697,847
OBX Trust,
Series 2020-EXP03, Class 1A8, 144A
3.000%(cc)	01/25/60	1,988	2,048,125
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	5,415	5,421,800
Series 2021-NQM1, Class A3, 144A
1.329%(cc)	02/25/66	4,790	4,795,907
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	429	430,929
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.828%(cc)	08/25/47	2,122	2,242,228
Series 2018-CH01, Class A2, 144A
3.500%(cc)	02/25/48	499	505,620
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	3,200	3,244,765
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	1,783	1,808,300
Starwood Mortgage Residential Trust,
Series 2018-IMC02, Class A1, 144A
4.121%(cc)	10/25/48	4,396	4,490,209
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	4,172	4,196,153
Series 2019-IMC01, Class A1, 144A
3.468%(cc)	02/25/49	1,591	1,590,234
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	2,806	2,847,177
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	3,453	$3,451,579
Verus Securitization Trust,
Series 2019-02, Class A1, 144A
3.211%(cc)	05/25/59	2,072	2,076,816
Series 2019-03, Class A3, 144A
3.040%	07/25/59	1,989	2,021,407
Series 2019-04, Class A3, 144A
3.000%	11/25/59	1,914	1,943,710
Series 2019-INV01, Class A1, 144A
3.402%(cc)	12/25/59	1,961	1,983,709
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59	2,576	2,623,040
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60	734	744,378
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60	625	648,351
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	2,438	2,425,935
Vista Point Securitization Trust,
Series 2020-01, Class A1, 144A
1.763%(cc)	03/25/65	1,823	1,842,928
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	7,034	7,064,823
Series 2020-02, Class M1, 144A
3.401%(cc)	04/25/65	2,085	2,115,986

Total Residential Mortgage-Backed Securities (cost $168,737,245)			169,186,288
Sovereign Bonds — 2.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30	1,280	1,372,025
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28	3,585	3,442,529
9.500%	11/12/25	2,675	2,799,985
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29	3,940	3,703,952
9.125%	11/26/49	3,100	2,882,592
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%	12/15/35(d)	9,945	47,588
0.125%(cc)	07/09/30	3,816	1,276,432
0.125%(cc)	07/09/35	11,226	3,338,894
0.125%(cc)	01/09/38	8,120	2,958,898
1.000%	07/09/29	2,267	815,432
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28	2,000	1,918,330
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28	8,835	8,474,222
8.950%	10/15/32	2,150	2,300,500

A38

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
7.000%	10/12/28		1,920	$2,138,510
7.500%	09/20/47		2,100	2,190,494
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		1,450	1,473,809
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	2,375	2,645,595
6.875%	01/19/52	EUR	115	134,954
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50(a)		966	928,798
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		1,800	1,746,789
4.500%	05/30/29		1,300	1,344,415
5.000%	01/27/45		4,535	4,306,766
5.625%	01/07/41		3,040	3,151,002
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.500%	01/25/50		7,790	7,951,218
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30		1,200	1,174,883
4.125%	05/15/51		455	433,130
5.000%	06/15/45		2,345	2,501,692
5.625%	02/26/44		550	625,181
6.125%	01/18/41		465	551,993
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
7.000%	04/04/44		1,815	1,748,102
7.158%	03/12/45		1,500	1,455,476
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.950%	01/25/27		505	567,652
6.000%	07/19/28		445	499,735
6.850%	01/27/45		6,535	7,218,942
7.450%	04/30/44		545	642,996
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		915	922,440
4.875%	09/23/32		3,930	3,988,474
6.400%	06/05/49		500	525,446
6.875%	01/29/26		1,400	1,632,336
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30		3,637	2,144,380
0.500%(cc)	07/31/35		7,505	3,440,090
0.500%(cc)	07/31/40		2,232	979,660
5.772%(s)	07/31/30		847	342,987
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28		2,500	2,562,628
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31		657	615,017
7.600%	03/01/29		2,635	2,805,602
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
8.500%	01/31/47	3,095	$3,078,100
Sr. Unsec’d. Notes, EMTN
7.600%	03/01/29	800	851,796
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27	1,000	1,084,611
8.500%	01/31/47	6,080	6,046,800
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	2,685	2,685,016
7.650%	06/15/35	3,000	2,955,706
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	615	610,116
8.625%	02/28/29	1,205	1,282,381
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
5.250%	01/30/43	450	486,229
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26	500	529,222
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31	1,225	1,116,130
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30	5,500	5,473,290
Finance Department Government of Sharjah (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	07/28/50	2,810	2,472,319
Sr. Unsec’d. Notes, MTN
4.000%	07/28/50	1,850	1,627,683
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
6.375%	02/11/27	7,375	7,142,194
7.625%	05/16/29	305	299,864
8.125%	01/18/26	4,445	4,723,570
8.125%	03/26/32	2,695	2,611,174
8.750%	03/11/61	1,250	1,160,187
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30	290	203,343
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28	1,500	1,649,070
4.900%	06/01/30	640	700,907
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30	3,635	3,701,485
4.350%	01/11/48	1,100	1,194,663
8.500%	10/12/35	425	664,088
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25	4,325	4,740,264
5.250%	01/17/42	1,500	1,792,529
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32	601	601,371
6.125%	06/15/33	800	816,147
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45	2,697	3,658,196

A39

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
8.000%	03/15/39	2,590	$3,534,862
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30	4,400	4,481,485
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
8.000%	05/22/32	1,800	1,913,250
KSA Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.969%	10/29/29	1,600	1,667,910
Laos Government International Bond (Laos Democratic Republic),
Sr. Unsec’d. Notes, 144A
6.875%	06/30/21	800	573,967
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.000%	01/27/23(d)	7,570	894,086
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
5.625%	05/01/23	600	628,468
Sr. Unsec’d. Notes, 144A
5.125%	04/07/26	1,080	1,154,921
Sr. Unsec’d. Notes, EMTN
5.125%	12/05/22	1,461	1,509,509
8.750%	03/09/24	1,600	1,844,456
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32	1,700	1,595,733
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.143%	02/23/30	3,100	3,162,066
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27	1,040	1,071,047
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27	450	463,434
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26	4,050	4,154,971
5.375%	03/08/27	3,650	3,777,352
5.625%	01/17/28	600	621,027
6.500%	03/08/47	2,430	2,285,149
6.750%	10/28/27	2,300	2,538,567
6.750%	01/17/48	1,400	1,337,433
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	1,000	1,025,919
6.250%	01/25/31(a)	560	585,706
6.750%	10/28/27	1,300	1,434,842
7.000%	01/25/51	1,435	1,421,566
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36	1,659	1,719,240
Sr. Unsec’d. Notes, 144A, MTN
6.000%	04/08/26	650	650,671
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30	6,090	6,339,325
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.700%	03/27/27	1,235	$1,376,960
5.400%	03/30/50	2,310	2,590,525
5.600%	03/13/48	400	454,856
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33	560	536,324
4.950%	04/28/31(a)	370	417,165
5.400%	03/30/50	200	224,288
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.150%	03/29/27	2,300	2,538,004
4.550%	03/29/26	10,105	11,378,953
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29	2,700	3,046,876
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.844%	06/20/30	4,540	4,606,764
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.650%	12/10/45	2,800	2,510,080
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24(a)	1,680	1,805,729
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	7,495	7,568,954
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50	900	1,045,914
4.817%	03/14/49	5,500	6,747,683
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23	2,195	2,337,733
4.400%	04/16/50	1,160	1,348,066
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28	5,205	5,118,794
4.850%	09/27/27	895	924,614
4.850%	09/30/29	9,925	9,988,912
5.375%	07/24/44	800	727,421
5.650%	09/27/47	2,850	2,622,063
6.250%	03/08/41	2,150	2,172,450
Republic of Uzbekistan Bond (Uzbekistan),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	02/20/29	645	706,760
Sr. Unsec’d. Notes, EMTN
5.375%	02/20/29	2,000	2,191,505
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
4.000%	02/14/51	2,750	2,662,747
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31(a)	812	812,877
4.000%	02/14/51	640	619,694
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.375%	03/21/29	5,600	6,130,115
5.250%	06/23/47	1,800	2,141,246

A40

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60	635	$709,815
Sr. Unsec’d. Notes, EMTN
2.750%	02/03/32	2,400	2,398,704
3.250%	10/26/26	1,900	2,043,946
3.750%	01/21/55	1,220	1,196,831
5.000%	04/17/49	2,300	2,727,880
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33	3,900	3,882,936
Unsec’d. Notes, 144A
6.250%	05/23/33	1,350	1,344,093
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
2.125%	12/01/30	522	482,114
Sharjah Sukuk Program Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
3.234%	10/23/29	1,200	1,212,653
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.750%	01/18/22	2,800	2,450,022
6.125%	06/03/25	3,760	2,386,964
6.250%	07/27/21	4,400	4,235,026
6.825%	07/18/26	1,450	888,549
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26	1,000	612,793
Trinidad & Tobago Government International Bond (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
4.500%	06/26/30	1,635	1,676,324
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26	1,365	1,259,100
4.875%	04/16/43	1,995	1,524,478
5.125%	02/17/28	1,300	1,174,772
6.000%	03/25/27	3,449	3,303,986
6.000%	01/14/41	2,900	2,452,451
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/23	700	754,299
7.750%	09/01/25	3,280	3,560,460
7.750%	09/01/27	6,720	7,175,120
Sr. Unsec’d. Notes, 144A
0.000%(cc)	05/31/40	515	530,008
9.750%	11/01/28	3,330	3,878,776
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31	701	812,731
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)	4,725	472,500
7.750%	10/13/19(d)	5,500	536,250
9.250%	09/15/27(d)	2,200	225,279
11.750%	10/21/26(d)	2,250	228,613
11.950%	08/05/31(d)	1,200	122,880
12.750%	08/23/22(d)	3,025	312,267
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	3,850	$4,307,919
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	2,200	2,461,668
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22	2,600	1,451,852

Total Sovereign Bonds (cost $380,900,863)			371,216,115
U.S. Government Agency Obligations — 6.6%
Federal Home Loan Mortgage Corp.
3.000%	05/01/30	1,250	1,321,178
3.000%	11/01/42	36	37,914
3.000%	01/01/43	42	44,266
3.000%	02/01/43	18	19,663
3.000%	02/01/43	29	31,344
3.000%	02/01/43	124	132,200
3.000%	03/01/43	116	123,798
3.000%	03/01/45	27	28,311
3.000%	04/01/45	139	147,691
3.000%	06/01/45	35	36,337
3.000%	06/01/45	214	227,017
3.000%	07/01/45	142	150,001
3.000%	02/01/47	1,027	1,086,777
3.000%	09/01/49	1,533	1,626,804
3.000%	06/01/50	1,054	1,100,721
3.500%	05/01/31	2,772	3,013,470
3.500%	06/01/33	2,791	3,001,649
3.500%	04/01/42	25	26,704
3.500%	04/01/42	264	287,377
3.500%	08/01/42	59	64,616
3.500%	08/01/42	61	66,370
3.500%	08/01/42	310	335,012
3.500%	09/01/42	10	11,058
3.500%	09/01/42	73	79,500
3.500%	09/01/42	494	535,827
3.500%	10/01/42	10	10,699
3.500%	10/01/42	99	107,882
3.500%	11/01/42	43	46,415
3.500%	12/01/42	538	584,798
3.500%	01/01/43	494	537,142
3.500%	04/01/43	18	19,914
3.500%	04/01/43	63	68,402
3.500%	04/01/43	406	438,610
3.500%	05/01/43	1,182	1,281,836
3.500%	10/01/43	133	143,288
3.500%	01/01/44	469	508,776
3.500%	03/01/44	869	948,432
3.500%	05/01/45	397	427,856
3.500%	06/01/45	80	86,053
3.500%	06/01/45	487	524,969
3.500%	03/01/46	957	1,036,974
3.500%	01/01/48	6,744	7,212,286
3.500%	03/01/48	2,864	3,070,748
3.500%	01/01/50	3,077	3,268,647

A41

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/01/33	267	$292,758
4.000%	10/01/40	8	8,657
4.000%	10/01/40	14	14,900
4.000%	10/01/40	26	29,012
4.000%	11/01/40	14	15,565
4.000%	12/01/40	5	5,294
4.000%	12/01/40	331	363,704
4.000%	12/01/40	711	787,258
4.000%	12/01/40	1,023	1,127,279
4.000%	02/01/41	200	219,655
4.000%	04/01/41	1,314	1,440,934
4.000%	10/01/41	91	99,811
4.000%	10/01/41	266	293,013
4.000%	12/01/41	175	193,357
4.000%	03/01/42	17	18,999
4.000%	04/01/42	24	26,359
4.000%	04/01/42	50	55,225
4.000%	04/01/42	129	142,422
4.000%	05/01/43	139	152,134
4.000%	01/01/46	4,547	4,997,263
4.000%	01/01/50	5,128	5,494,477
4.000%	02/01/50	8,076	8,687,497
4.500%	09/01/23	41	43,056
4.500%	05/01/39	98	111,059
4.500%	06/01/39	62	69,501
4.500%	08/01/39	477	536,117
4.500%	10/01/39	11	12,727
4.500%	10/01/39	33	36,947
4.500%	10/01/39	643	721,532
4.500%	10/01/39	668	753,289
4.500%	12/01/39	40	44,686
4.500%	03/01/40	102	113,137
4.500%	05/01/40	45	50,278
4.500%	08/01/40	159	178,030
4.500%	10/01/40	119	133,525
4.500%	02/01/41	17	18,494
4.500%	02/01/41	26	29,642
4.500%	02/01/41	27	30,391
4.500%	02/01/41	53	59,627
4.500%	03/01/41	83	93,948
4.500%	04/01/41	130	145,589
4.500%	04/01/41	348	389,852
4.500%	10/01/41	1,044	1,169,808
4.500%	02/01/44	36	39,773
4.500%	03/01/44	9	9,944
4.500%	03/01/44	39	44,540
4.500%	03/01/44	54	60,439
4.500%	07/01/45	3,720	4,046,792
4.500%	05/01/50	463	505,846
5.000%	06/01/23	18	18,560
5.000%	07/01/25	—(r)	47
5.000%	07/01/33	1	780
5.000%	11/01/33	3	3,902
5.000%	11/01/33	4	4,910
5.000%	11/01/33	6	6,676
5.000%	11/01/33	8	8,904
5.000%	07/01/35	1,223	1,423,423
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	11/01/35	172	$200,303
5.000%	12/01/35	2	2,383
5.000%	04/01/40	10	12,162
5.000%	04/01/40	80	93,113
5.000%	06/01/40	90	105,340
5.000%	07/01/40	9	10,309
5.000%	07/01/40	62	72,093
5.000%	08/01/40	38	43,167
5.000%	08/01/40	103	118,914
5.000%	08/01/40	322	370,573
5.000%	06/01/41	167	194,630
5.000%	07/01/41	18	20,040
5.000%	07/01/41	37	41,987
5.000%	07/01/41	51	57,307
5.000%	07/01/41	60	69,260
5.500%	03/01/34	43	49,967
5.500%	07/01/35	29	33,340
5.500%	01/01/38	799	935,543
5.500%	06/01/41	294	345,885
6.000%	10/01/32	—(r)	278
6.000%	03/01/33	9	10,544
6.000%	12/01/33	18	21,716
6.000%	12/01/33	241	288,088
6.000%	06/01/37	2	1,832
6.000%	07/01/38	5	6,237
6.000%	08/01/38	11	12,979
6.500%	08/01/36	15	17,508
6.500%	09/01/39	40	45,275
7.000%	06/01/32	1	960
7.000%	06/01/32	1	1,303
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.256%, Floor 2.250%)
2.567%(c)	10/01/36	2	1,783
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.276%, Floor 1.625%)
3.479%(c)	04/01/37	41	42,947
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.793%, Floor 1.725%)
2.725%(c)	07/01/35	1	1,252
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.182%, Floor 1.733%)
2.108%(c)	02/01/37	17	18,222
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.735% (Cap 10.797%, Floor 1.735%)
2.109%(c)	02/01/37	6	6,146
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 9.846%, Floor 1.750%)
2.125%(c)	02/01/35	13	13,693
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 10.362%, Floor 1.785%)
2.160%(c)	02/01/37	6	5,600
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.660%, Floor 1.785%)
2.285%(c)	09/01/32	—(r)	320
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.809% (Cap 9.941%, Floor 1.809%)
2.287%(c)	03/01/36	6	6,107

A42

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.831% (Cap 10.906%, Floor 1.831%)
2.205%(c)	01/01/37	6	$6,115
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.929% (Cap 10.980%, Floor 1.929%)
2.315%(c)	12/01/36	1	1,159
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.030% (Cap 11.126%, Floor 2.030%)
2.448%(c)	11/01/36	4	4,002
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.191% (Cap 10.842%, Floor 2.191%)
2.566%(c)	02/01/37	8	8,912
Federal National Mortgage Assoc.
2.000%	TBA	8,765	8,995,279
2.000%	TBA	55,410	55,204,377
2.500%	TBA	36,770	37,732,340
2.500%	11/01/29	19	19,607
2.500%	01/01/31	191	199,592
2.500%	11/01/34	5,958	6,243,034
2.500%	11/01/50	5,979	6,146,892
2.500%	11/01/50	12,471	12,817,234
2.500%	12/01/50	261	268,373
2.500%	12/01/50	9,706	9,969,309
3.000%	TBA	103,297	107,594,316
3.000%	01/01/27	276	292,701
3.000%	06/01/28	3,300	3,486,270
3.000%	11/01/28	666	707,009
3.000%	02/01/29	630	666,282
3.000%	06/01/33	14	14,504
3.000%	05/01/35	23,604	25,329,445
3.000%	01/01/40	5,804	6,174,399
3.000%	04/01/40	9,307	9,911,868
3.000%	09/01/42	376	399,824
3.000%	10/01/42	374	401,925
3.000%	10/01/42	1,018	1,082,587
3.000%	11/01/42	211	224,599
3.000%	11/01/42	232	247,151
3.000%	02/01/43	8	8,642
3.000%	02/01/43	10	10,872
3.000%	02/01/43	23	24,553
3.000%	02/01/43	34	36,486
3.000%	02/01/43	44	46,709
3.000%	02/01/43	171	181,824
3.000%	04/01/43	13	13,625
3.000%	04/01/43	4,456	4,737,934
3.000%	05/01/43	26	27,268
3.000%	05/01/43	67	70,704
3.000%	05/01/43	109	115,841
3.000%	05/01/43	748	791,205
3.000%	07/01/43	200	213,646
3.000%	08/01/43	76	80,911
3.000%	08/01/43	565	604,978
3.000%	09/01/43	883	940,480
3.000%	02/01/44	178	190,802
3.000%	12/01/44	6	6,279
3.000%	05/01/45	216	228,709
3.000%	08/01/45	525	554,137
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/01/46	12,492	$13,248,666
3.000%	08/01/46	434	453,754
3.000%	10/01/46	267	281,218
3.000%	11/01/46	192	203,420
3.000%	11/01/46	563	596,604
3.000%	11/01/46	897	947,906
3.000%	11/01/46	1,507	1,593,739
3.000%	11/01/46	19,226	20,311,727
3.000%	12/01/46	910	961,781
3.000%	02/01/47	2,908	3,090,177
3.000%	06/01/47	1,664	1,765,197
3.000%	08/01/49	1,359	1,441,441
3.000%	12/01/49	16,901	17,668,977
3.000%	05/01/50	27,384	28,908,868
3.000%	08/01/50	1,067	1,123,929
3.000%	08/01/50	2,059	2,167,664
3.000%	09/01/50	192	202,465
3.000%	10/01/50	3,698	3,904,934
3.500%	TBA	31,280	33,043,165
3.500%	07/01/30	71	76,656
3.500%	08/01/30	353	383,499
3.500%	04/01/31	3,418	3,680,052
3.500%	12/01/33	6,005	6,467,030
3.500%	01/01/34	9	9,444
3.500%	01/01/34	24	25,777
3.500%	01/01/34	41	44,291
3.500%	01/01/34	61	66,284
3.500%	05/01/34	1,932	2,089,508
3.500%	02/01/35	205	220,955
3.500%	12/01/41	124	134,853
3.500%	06/01/42	230	248,918
3.500%	06/01/42	413	447,579
3.500%	07/01/42	270	291,411
3.500%	08/01/42	621	670,785
3.500%	09/01/42	1,008	1,096,098
3.500%	10/01/42	983	1,065,902
3.500%	11/01/42	145	156,263
3.500%	01/01/43	164	177,586
3.500%	01/01/43	970	1,058,749
3.500%	04/01/43	103	111,041
3.500%	05/01/43	1,372	1,490,914
3.500%	06/01/43	536	583,014
3.500%	06/01/43	550	596,765
3.500%	07/01/43	111	120,046
3.500%	07/01/43	159	172,804
3.500%	07/01/43	214	232,427
3.500%	07/01/43	320	346,852
3.500%	07/01/43	667	724,847
3.500%	08/01/43	151	162,772
3.500%	08/01/43	179	194,913
3.500%	03/01/44	829	902,279
3.500%	07/01/44	359	387,491
3.500%	11/01/45	76	81,765
3.500%	12/01/45	2,926	3,149,005
3.500%	12/01/45	11,305	12,128,494
3.500%	01/01/46	761	818,520
3.500%	01/01/46	1,050	1,130,953

A43

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	05/01/46	351	$383,041
3.500%	06/01/46	1,152	1,243,065
3.500%	01/01/48	4,903	5,201,273
3.500%	06/01/49	12,275	13,301,378
3.500%	08/01/49	249	262,932
3.500%	10/01/49	644	680,243
3.500%	10/01/49	1,348	1,423,314
3.500%	02/01/50	12,978	13,718,839
3.500%	07/01/50	4,401	4,677,455
4.000%	TBA	40,610	43,570,088
4.000%	11/01/40	832	911,994
4.000%	12/01/40	984	1,082,509
4.000%	01/01/41	112	124,144
4.000%	01/01/41	635	699,828
4.000%	02/01/41	120	131,830
4.000%	02/01/41	378	415,826
4.000%	03/01/41	984	1,083,981
4.000%	04/01/41	346	381,141
4.000%	10/01/41	362	398,693
4.000%	11/01/41	327	360,022
4.000%	01/01/42	466	516,147
4.000%	01/01/42	636	700,132
4.000%	02/01/42	54	59,950
4.000%	02/01/42	366	403,546
4.000%	02/01/42	492	541,743
4.000%	08/01/42	1,153	1,270,107
4.000%	05/01/45	256	281,617
4.000%	06/01/45	442	483,393
4.000%	07/01/45	143	155,968
4.000%	09/01/45	287	313,365
4.000%	10/01/45	18,325	20,119,381
4.000%	12/01/45	419	455,678
4.000%	09/01/46	220	240,328
4.000%	06/01/47	9,580	10,349,891
4.000%	08/01/47	2,895	3,139,342
4.000%	10/01/48	3,062	3,372,066
4.000%	12/01/49	347	372,645
4.500%	TBA	21,930	23,872,861
4.500%	04/01/23	21	21,997
4.500%	12/01/23	—(r)	316
4.500%	08/01/24	11	11,045
4.500%	04/01/26	44	46,710
4.500%	04/01/26	205	217,880
4.500%	07/01/26	19	19,834
4.500%	10/01/26	78	82,110
4.500%	01/01/27	331	351,032
4.500%	09/01/39	385	428,356
4.500%	12/01/39	530	594,658
4.500%	12/01/39	1,064	1,199,287
4.500%	04/01/40	751	843,599
4.500%	07/01/40	75	84,289
4.500%	09/01/40	996	1,108,787
4.500%	11/01/40	1,428	1,601,120
4.500%	12/01/40	128	144,444
4.500%	12/01/40	714	804,636
4.500%	02/01/41	153	172,888
4.500%	02/01/41	223	250,108
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	02/01/41	406	$454,403
4.500%	04/01/41	1,220	1,373,024
4.500%	05/01/41	32	36,437
4.500%	05/01/41	1,229	1,385,292
4.500%	06/01/41	97	108,271
4.500%	06/01/41	105	117,926
4.500%	08/01/41	17	18,871
4.500%	10/01/41	14	16,098
4.500%	10/01/41	19	21,484
4.500%	11/01/41	19	20,896
4.500%	11/01/41	375	422,829
4.500%	04/01/42	170	191,692
4.500%	08/01/42	45	50,663
4.500%	09/01/42	34	37,644
4.500%	09/01/42	55	62,077
4.500%	09/01/42	103	116,004
4.500%	10/01/42	247	277,823
4.500%	09/01/43	82	91,828
4.500%	11/01/43	56	63,126
4.500%	06/01/44	75	84,268
4.500%	10/01/44	126	140,511
4.500%	02/01/45	53	58,858
4.500%	02/01/45	124	139,054
4.500%	03/01/46	2,236	2,503,177
4.500%	05/01/47	1,756	1,968,375
4.500%	11/01/47	2,606	2,885,822
4.500%	08/01/48	564	614,024
4.500%	12/01/48	2,485	2,704,679
4.500%	05/01/49	4,070	4,436,336
4.500%	09/01/49	7,679	8,454,489
4.500%	01/01/50	363	396,166
4.500%	05/01/50	457	501,650
5.000%	TBA	7,150	7,920,999
5.000%	06/01/23	1	1,134
5.000%	09/01/23	224	247,430
5.000%	01/01/24	28	29,697
5.000%	06/01/24	17	17,320
5.000%	09/01/25	20	20,752
5.000%	04/01/34	9	10,234
5.000%	07/01/34	9	10,928
5.000%	03/01/35	407	472,866
5.000%	04/01/35	45	51,772
5.000%	04/01/35	473	549,798
5.000%	05/01/35	54	62,526
5.000%	06/01/35	15	16,837
5.000%	06/01/35	25	29,547
5.000%	06/01/35	56	64,793
5.000%	09/01/35	35	40,247
5.000%	10/01/35	67	77,634
5.000%	10/01/35	370	430,180
5.000%	03/01/36	129	150,278
5.000%	12/01/36	12	13,603
5.000%	12/01/36	534	621,161
5.000%	07/01/37	9	10,499
5.000%	07/01/37	1,347	1,558,315
5.000%	02/01/38	49	56,353
5.000%	05/01/38	306	356,238

A44

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	06/01/39	39	$45,663
5.000%	06/01/40	150	172,561
5.000%	06/01/40	175	203,057
5.000%	08/01/40	306	356,061
5.000%	04/01/41	605	703,661
5.000%	06/01/41	30	34,363
5.000%	06/01/41	111	129,004
5.000%	08/01/41	44	49,650
5.000%	09/01/41	260	298,641
5.000%	01/01/42	332	384,214
5.000%	02/01/42	98	113,592
5.000%	05/01/42	193	223,959
5.000%	07/01/42	446	518,790
5.000%	11/01/44	666	763,514
5.000%	07/01/45	1,646	1,878,131
5.000%	12/01/47	2,916	3,353,499
5.500%	08/01/21	—(r)	146
5.500%	09/01/21	—(r)	92
5.500%	09/01/21	—(r)	135
5.500%	09/01/21	—(r)	396
5.500%	03/01/22	1	947
5.500%	07/01/22	—(r)	200
5.500%	07/01/22	1	606
5.500%	08/01/22	1	1,354
5.500%	01/01/23	31	31,916
5.500%	09/01/34	169	197,853
5.500%	11/01/34	13	15,394
5.500%	12/01/34	53	62,343
5.500%	04/01/35	33	38,626
5.500%	11/01/35	165	192,924
5.500%	12/01/35	43	50,181
5.500%	01/01/36	7	7,607
5.500%	01/01/36	44	50,915
5.500%	03/01/36	5	5,906
5.500%	03/01/36	10	11,127
5.500%	05/01/36	210	246,072
5.500%	05/01/36	414	484,602
5.500%	07/01/36	887	1,037,670
5.500%	11/01/36	4	4,403
5.500%	08/01/37	10	11,580
5.500%	08/01/37	61	71,696
5.500%	08/01/37	259	302,877
5.500%	08/01/37	479	561,046
5.500%	09/01/37	170	199,007
5.500%	02/01/38	64	75,276
5.500%	02/01/38	417	487,566
5.500%	09/01/38	241	279,623
5.500%	04/01/39	129	151,714
5.500%	05/01/39	136	159,421
5.500%	03/01/40	263	307,461
5.500%	09/01/41	2	2,541
5.500%	09/01/41	404	474,619
6.000%	04/01/21	—(r)	10
6.000%	07/01/21	—(r)	5
6.000%	11/01/32	10	12,088
6.000%	03/01/33	11	12,549
6.000%	04/01/33	10	12,269
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	02/01/34	105	$121,396
6.000%	08/01/34	8	9,581
6.000%	11/01/34	7	8,218
6.000%	11/01/34	445	522,968
6.000%	11/01/35	74	88,785
6.000%	12/01/35	16	18,804
6.000%	02/01/36	548	654,581
6.000%	04/01/36	—(r)	52
6.000%	05/01/36	153	183,080
6.000%	05/01/36	169	202,287
6.000%	06/01/36	18	21,215
6.000%	09/01/36	16	19,007
6.000%	09/01/36	1,195	1,426,752
6.000%	11/01/36	37	43,801
6.000%	12/01/36	4	4,534
6.000%	01/01/37	—(r)	149
6.000%	01/01/37	15	17,923
6.000%	02/01/37	11	12,852
6.000%	02/01/37	142	167,867
6.000%	03/01/37	61	72,633
6.000%	03/01/37	387	462,883
6.000%	03/01/37	882	1,036,300
6.000%	05/01/37	—(r)	304
6.000%	05/01/37	7	8,897
6.000%	06/01/37	18	21,423
6.000%	08/01/37	136	162,067
6.000%	08/01/37	747	891,324
6.000%	10/01/37	16	18,608
6.000%	02/01/38	68	80,842
6.000%	03/01/38	522	624,227
6.000%	04/01/38	21	24,638
6.000%	05/01/38	134	159,145
6.000%	08/01/38	14	16,132
6.000%	09/01/38	27	32,599
6.000%	10/01/38	111	132,881
6.000%	12/01/38	5	5,856
6.000%	04/01/39	8	10,025
6.000%	06/01/39	169	200,977
6.000%	09/01/39	602	715,543
6.000%	10/01/39	176	210,241
6.000%	02/01/40	84	99,510
6.000%	10/01/40	164	194,740
6.500%	07/01/32	6	6,773
6.500%	07/01/32	41	47,346
6.500%	07/01/32	70	81,217
6.500%	12/01/32	6	7,564
6.500%	12/01/32	18	21,086
6.500%	07/01/35	21	24,344
6.500%	12/01/35	184	221,036
6.500%	07/01/36	3	3,587
6.500%	07/01/36	657	763,213
6.500%	08/01/36	31	35,772
6.500%	08/01/36	121	143,812
6.500%	08/01/36	150	179,777
6.500%	09/01/36	74	85,092
6.500%	09/01/36	294	347,216
6.500%	10/01/36	9	10,048

A45

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	10/01/36	147	$180,816
6.500%	11/01/36	5	5,390
6.500%	12/01/36	4	4,050
6.500%	08/01/37	10	11,201
6.500%	10/01/37	4	4,917
6.500%	10/01/37	105	124,846
6.500%	08/01/38	50	58,896
6.500%	06/01/39	35	40,534
6.500%	10/01/39	173	201,945
6.500%	05/01/40	170	200,956
6.500%	05/01/40	196	228,997
7.000%	01/01/31	—(r)	170
7.000%	04/01/32	—(r)	175
7.000%	04/01/37	26	28,896
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
1.715%(c)	12/01/35	3	2,854
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 10.363%, Floor 1.590%)
2.043%(c)	12/01/35	8	8,431
Federal National Mortgage Assoc., 12 Month LIBOR + 1.613% (Cap 9.685%, Floor 1.613%)
2.375%(c)	07/01/35	4	3,754
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 10.937%, Floor 1.655%)
2.620%(c)	08/01/37	3	3,435
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.652%, Floor 1.700%)
2.200%(c)	11/01/37	31	32,903
Federal National Mortgage Assoc., 12 Month LIBOR + 1.888% (Cap 11.049%, Floor 1.888%)
2.638%(c)	08/01/36	7	7,054
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
2.307%(c)	12/01/35	3	2,547
Government National Mortgage Assoc.
2.000%	03/20/51	11,610	11,733,634
2.500%	TBA	35,234	36,284,139
3.000%	10/15/42	42	44,829
3.000%	12/15/42	14	15,165
3.000%	05/15/43	36	38,157
3.000%	06/15/43	5	5,505
3.000%	07/15/43	86	90,748
3.000%	08/20/43	996	1,060,180
3.000%	09/20/43	971	1,032,728
3.000%	01/20/44	99	105,379
3.000%	02/20/44	312	332,558
3.000%	05/20/46	139	147,845
3.000%	05/20/46	300	320,207
3.000%	05/20/46	973	1,030,242
3.000%	06/20/46	659	698,734
3.000%	07/20/46	181	193,065
3.000%	07/20/46	314	335,742
3.000%	07/20/46	428	455,830
3.000%	07/20/46	456	481,082
3.000%	07/20/46	881	936,093
3.000%	07/20/46	916	977,229
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	08/20/46	285	$303,749
3.000%	08/20/46	404	431,238
3.000%	08/20/46	406	434,269
3.000%	09/20/46	211	224,830
3.000%	09/20/46	248	264,142
3.000%	09/20/46	8,257	8,706,611
3.000%	10/20/46	8,080	8,510,560
3.000%	08/20/49	1,038	1,065,088
3.000%	09/20/49	3,921	4,023,730
3.000%	10/20/49	2,287	2,360,104
3.000%	01/20/50	60	61,803
3.000%	05/20/50	2,159	2,216,038
3.000%	07/20/50	1,587	1,628,888
3.000%	07/20/50	10,634	11,084,122
3.500%	05/20/42	32	34,360
3.500%	08/20/42	785	852,361
3.500%	11/20/42	18	19,783
3.500%	12/20/42	401	435,087
3.500%	03/20/43	1,005	1,091,418
3.500%	04/20/43	40	42,925
3.500%	08/20/43	31	33,672
3.500%	11/15/43	1,021	1,152,581
3.500%	10/20/44	166	179,644
3.500%	02/15/45	184	199,196
3.500%	02/20/45	469	508,589
3.500%	04/20/45	87	94,822
3.500%	05/20/45	108	115,381
3.500%	05/20/45	307	333,062
3.500%	01/20/46	98	106,505
3.500%	05/20/46	16	17,084
3.500%	05/20/46	37	39,750
3.500%	05/20/46	133	144,505
3.500%	06/20/46	151	163,663
3.500%	06/20/46	2,082	2,223,355
3.500%	10/20/46	11,491	12,294,926
3.500%	12/20/47	6,221	6,620,205
3.500%	02/20/48	200	218,601
3.500%	03/20/50	4,557	4,911,400
3.500%	04/20/50	10,102	10,989,583
4.000%	TBA	6,315	6,750,143
4.000%	09/20/25	33	34,779
4.000%	11/20/25	68	72,438
4.000%	01/20/26	20	21,709
4.000%	02/20/41	71	78,608
4.000%	05/20/41	683	758,225
4.000%	10/15/41	27	30,474
4.000%	10/15/41	121	134,172
4.000%	10/15/41	140	155,069
4.000%	10/20/41	660	732,589
4.000%	11/20/41	130	144,150
4.000%	12/20/41	63	69,580
4.000%	09/20/42	62	68,458
4.000%	11/20/42	51	56,589
4.000%	03/20/45	15,318	16,944,935
4.000%	06/20/47	3,552	3,848,624
4.000%	09/20/47	2,348	2,532,923
4.000%	11/20/47	466	503,624

A46

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	01/20/48	1,019	$1,118,823
4.500%	05/15/39	9	10,254
4.500%	11/20/39	87	96,999
4.500%	02/20/40	778	872,068
4.500%	05/20/40	656	733,761
4.500%	06/15/40	5	5,556
4.500%	06/15/40	37	42,006
4.500%	06/15/40	102	114,876
4.500%	07/15/40	15	16,559
4.500%	08/15/40	42	47,619
4.500%	09/15/40	162	183,443
4.500%	09/20/40	369	413,817
4.500%	11/20/40	196	219,812
4.500%	02/20/41	865	982,688
4.500%	03/15/41	146	164,673
4.500%	03/20/41	974	1,092,513
4.500%	05/20/41	52	58,630
4.500%	07/20/41	117	131,568
4.500%	09/15/45	525	591,608
4.500%	01/20/46	463	517,796
4.500%	07/20/46	209	234,054
4.500%	08/20/46	315	351,999
4.500%	09/20/46	249	278,536
4.500%	01/20/47	736	817,801
4.500%	08/20/47	1,035	1,133,395
5.000%	03/20/34	1	937
5.000%	07/20/39	139	157,682
5.000%	08/15/39	12	14,406
5.000%	09/15/39	108	125,126
5.000%	10/15/39	21	24,719
5.000%	10/15/39	90	103,315
5.000%	10/20/39	7	7,846
5.000%	02/15/40	211	246,202
5.000%	02/15/40	211	246,202
5.000%	04/15/40	104	119,681
5.000%	05/20/40	557	640,502
5.000%	06/15/40	96	112,137
5.000%	06/20/40	394	452,272
5.000%	07/15/40	11	12,828
5.000%	08/15/40	20	23,705
5.000%	08/20/40	296	340,507
5.000%	09/15/40	14	16,296
5.000%	09/15/40	19	21,574
5.000%	09/20/40	198	227,027
5.000%	03/20/41	398	457,287
5.000%	08/20/41	445	511,085
5.000%	06/20/47	687	765,077
5.000%	06/20/48	485	531,401
5.000%	09/20/48	3,047	3,346,410
5.000%	12/20/48	2,735	2,992,221
5.000%	06/20/49	5,350	5,861,620
5.500%	10/20/32	1	1,633
5.500%	03/20/34	5	5,365
5.500%	01/20/36	916	1,074,046
5.500%	12/20/48	1,026	1,130,952
5.500%	01/20/49	330	364,664
5.500%	03/20/49	878	967,717
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	12/20/38	1,381	$1,626,249
6.500%	09/20/32	3	3,984
6.500%	12/20/33	2	1,846
8.000%	09/15/22	—(r)	109
8.000%	07/15/23	—(r)	58
8.500%	06/15/26	1	1,152

Total U.S. Government Agency Obligations (cost $982,327,106)			989,262,380
U.S. Treasury Obligations — 4.7%
U.S. Treasury Bonds
1.375%	11/15/40	23,220	19,769,653
1.875%	02/15/41	8,900	8,289,516
1.875%	02/15/51(a)	5,200	4,615,812
2.500%	02/15/46	2,715	2,769,300
2.750%	08/15/47(k)	4,965	5,313,326
2.875%	08/15/45(k)	17,245	18,848,246
2.875%	11/15/46(k)	11,160	12,206,250
3.000%	05/15/47	9,890	11,081,436
4.375%	11/15/39	3,575	4,778,211
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/22	3,248	3,337,827
0.125%	07/15/22	4,574	4,754,635
0.125%	01/15/23	2,845	2,984,108
0.125%	07/15/24	1,631	1,763,745
0.125%	10/15/24	2,104	2,277,688
0.125%	04/15/25	3,515	3,807,378
0.125%	10/15/25	4,566	4,976,591
0.125%	07/15/30(a)	15,727	17,085,171
0.125%	01/15/31	44	47,876
0.125%	02/15/51	28	28,247
0.250%	01/15/25	4,197	4,560,756
0.375%	07/15/23	4,187	4,480,978
0.375%	01/15/27	1,289	1,422,001
0.500%	04/15/24	4,645	5,036,442
0.625%	01/15/24	4,629	5,020,340
0.625%	01/15/26	4,602	5,119,841
U.S. Treasury Notes
0.125%	06/30/22	1,800	1,800,352
0.125%	10/31/22	29,300	29,296,566
0.125%	11/30/22	37,400	37,391,235
0.125%	12/31/22	33,810	33,795,472
0.125%	01/31/23(a)	31,300	31,284,106
0.125%	02/28/23(a)	68,875	68,831,953
0.250%	10/31/25	5,900	5,744,664
0.375%	04/30/25(a)	29,700	29,328,750
0.375%	01/31/26(a)	65,960	64,316,153
0.500%	02/28/26(a)	27,915	27,365,423
0.625%	08/15/30(a)	23,300	21,119,266
0.875%	11/15/30(a)	50,345	46,569,125
1.125%	02/28/22(k)	12,565	12,685,251
1.125%	02/28/25	11,500	11,715,625
1.125%	02/15/31(a)	11,700	11,054,672
1.500%	02/15/30	5,365	5,300,452
1.625%	02/15/26(k)	30,400	31,437,875
1.875%	06/30/26	24,200	25,290,891
2.125%	03/31/24	10,000	10,527,344

A47

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.250%	12/31/24	5,000	$5,312,109
2.750%	06/30/25	43,440	47,129,006

Total U.S. Treasury Obligations (cost $722,386,623)			711,671,664

Total Long-Term Investments (cost $10,598,440,483)			13,128,471,670

	Shares
Short-Term Investments — 20.8%
Affiliated Mutual Funds — 20.2%
PGIM Core Ultra Short Bond Fund(wa)	2,092,791,250	2,092,791,250
PGIM Institutional Money Market Fund (cost $942,067,032; includes $941,963,861 of cash collateral for securities on loan)(b)(wa)	942,500,516	942,029,265

Total Affiliated Mutual Funds (cost $3,034,858,282)		3,034,820,515

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.6%
U.S. Treasury Bills
0.038%	12/02/21	1,274	1,273,175
0.050%	12/30/21(h)(k)	90,455	90,424,898

Total U.S. Treasury Obligations (cost $91,694,153)				91,698,073

Total Short-Term Investments (cost $3,126,552,435)				3,126,518,588

TOTAL INVESTMENTS—108.2% (cost $13,724,992,918)				16,254,990,258

Liabilities in excess of other assets(z) — (8.2)%				(1,228,357,044)

Net Assets — 100.0%				$15,026,633,214

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
CDI	Chess Depository Interest
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15,960 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $925,048,424; cash collateral of $941,963,861 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.

A48

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
984	2 Year U.S. Treasury Notes	Jun. 2021	$217,194,937	$(219,999)
1,735	5 Year U.S. Treasury Notes	Jun. 2021	214,096,293	(2,700,373)
596	10 Year U.S. Treasury Notes	Jun. 2021	78,038,750	(1,960,318)
1,165	20 Year U.S. Treasury Bonds	Jun. 2021	180,101,718	(6,748,254)
1,218	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	220,724,438	(9,253,921)
163	ASX SPI 200 Index	Jun. 2021	20,941,895	88,255
1,182	Euro STOXX 50 Index	Jun. 2021	53,587,840	1,018,371
373	FTSE 100 Index	Jun. 2021	34,347,178	(193,408)
892	Mini MSCI EAFE Index	Jun. 2021	97,763,200	(526,044)
809	Russell 2000 E-Mini Index	Jun. 2021	89,900,125	(4,304,283)
3,071	S&P 500 E-Mini Index	Jun. 2021	609,194,270	8,989,966
168	TOPIX Index	Jun. 2021	29,647,505	994,633
				(14,815,375)
Short Positions:
1,666	10 Year U.S. Treasury Notes	Jun. 2021	218,141,875	4,329,118
1,244	10 Year U.S. Ultra Treasury Notes	Jun. 2021	178,747,250	6,380,448
				10,709,566
				$(4,105,809)
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/21	Barclays Bank PLC	AUD	5,040	$3,884,279	$3,828,491	$—	$(55,788)
Brazilian Real,
Expiring 06/02/21	Citibank, N.A.	BRL	4,583	809,817	810,764	947	—
Expiring 06/02/21	Goldman Sachs International	BRL	7,091	1,304,030	1,254,447	—	(49,583)
Expiring 06/02/21	Morgan Stanley & Co. International PLC	BRL	5,322	932,016	941,499	9,483	—
British Pound,
Expiring 04/15/21	Barclays Bank PLC	GBP	213	292,719	293,656	937	—
Expiring 04/15/21	BNP Paribas S.A.	GBP	13,934	19,369,277	19,210,363	—	(158,914)
Expiring 04/15/21	Morgan Stanley & Co. International PLC	GBP	600	833,604	827,201	—	(6,403)
Expiring 04/15/21	RBC Capital Markets	GBP	225	313,831	310,201	—	(3,630)
Canadian Dollar,
Expiring 04/15/21	Canadian Imperial Bank of Commerce	CAD	5,800	4,585,651	4,615,436	29,785	—
Expiring 04/15/21	State Street Bank and Trust Co.	CAD	363	289,708	288,863	—	(845)
A49

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
China Yuan,
Expiring 05/07/21	Citibank, N.A.	CNY	33,355	$5,096,728	$5,067,743	$—	$(28,985)
Colombian Peso,
Expiring 06/11/21	Barclays Bank PLC	COP	2,834,884	787,737	772,674	—	(15,063)
Euro,
Expiring 04/15/21	BNP Paribas S.A.	EUR	281	331,057	329,631	—	(1,426)
Expiring 04/15/21	HSBC Bank USA, N.A.	EUR	30,999	36,852,811	36,363,833	—	(488,978)
Expiring 04/15/21	Morgan Stanley & Co. International PLC	EUR	596	698,880	699,146	266	—
Expiring 04/15/21	RBC Capital Markets	EUR	1,253	1,490,455	1,469,317	—	(21,138)
Expiring 05/21/21	Citibank, N.A.	EUR	110	133,089	128,803	—	(4,286)
Expiring 05/21/21	Citibank, N.A.	EUR	102	122,208	119,986	—	(2,222)
Expiring 05/21/21	HSBC Bank USA, N.A.	EUR	126	151,862	147,823	—	(4,039)
Expiring 05/21/21	JPMorgan Chase Bank, N.A.	EUR	110	133,058	129,027	—	(4,031)
Indian Rupee,
Expiring 04/09/21	Bank of America, N.A.	INR	46,567	629,277	634,972	5,695	—
Expiring 04/09/21	BNP Paribas S.A.	INR	28,966	390,700	394,982	4,282	—
Expiring 04/09/21	Goldman Sachs International	INR	46,567	628,555	634,972	6,417	—
Indonesian Rupiah,
Expiring 04/09/21	HSBC Bank USA, N.A.	IDR	18,044,374	1,249,610	1,237,281	—	(12,329)
Japanese Yen,
Expiring 04/15/21	Citibank, N.A.	JPY	3,116,482	28,655,656	28,150,739	—	(504,917)
Expiring 04/15/21	UBS AG	JPY	100,000	917,852	903,286	—	(14,566)
Mexican Peso,
Expiring 04/16/21	BNP Paribas S.A.	MXN	26,826	1,288,210	1,310,168	21,958	—
Expiring 04/16/21	Citibank, N.A.	MXN	25,654	1,264,673	1,252,941	—	(11,732)
Expiring 04/16/21	Morgan Stanley & Co. International PLC	MXN	26,045	1,230,878	1,272,025	41,147	—
Peruvian Nuevo Sol,
Expiring 04/09/21	Morgan Stanley & Co. International PLC	PEN	2,297	632,575	613,463	—	(19,112)
Expiring 04/09/21	Morgan Stanley & Co. International PLC	PEN	2,297	633,972	613,463	—	(20,509)
Singapore Dollar,
Expiring 04/15/21	RBC Capital Markets	SGD	2,804	2,081,013	2,084,285	3,272	—
Swedish Krona,
Expiring 04/15/21	RBC Capital Markets	SEK	2,922	343,458	334,622	—	(8,836)
Expiring 04/15/21	State Street Bank and Trust Co.	SEK	56,981	6,687,213	6,525,362	—	(161,851)
Swiss Franc,
Expiring 04/15/21	Deutsche Bank AG	CHF	325	350,328	344,001	—	(6,327)
Expiring 04/15/21	Morgan Stanley & Co. International PLC	CHF	280	300,177	296,370	—	(3,807)
Expiring 04/15/21	UBS AG	CHF	10,009	10,772,675	10,594,171	—	(178,504)
				$136,469,639	$134,806,007	124,189	(1,787,821)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/02/21	BNP Paribas S.A.	BRL	7,100	$1,287,904	$1,256,039	$31,865	$—
Expiring 06/02/21	Citibank, N.A.	BRL	7,100	1,281,797	1,256,039	25,758	—
Expiring 06/02/21	Morgan Stanley & Co. International PLC	BRL	2,796	511,685	494,632	17,053	—
British Pound,
Expiring 04/23/21	RBC Capital Markets	GBP	345	473,433	475,654	—	(2,221)
China Yuan,
Expiring 05/07/21	Morgan Stanley & Co. International PLC	CNY	16,631	2,559,438	2,526,807	32,631	—
Colombian Peso,
Expiring 06/11/21	Goldman Sachs International	COP	2,834,884	769,801	772,674	—	(2,873)
A50

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	EUR	347	$416,246	$407,053	$9,193	$—
Expiring 04/15/21	RBC Capital Markets	EUR	365	435,485	428,169	7,316	—
Expiring 05/21/21	Deutsche Bank AG	EUR	224	272,396	263,550	8,846	—
Expiring 05/21/21	HSBC Bank USA, N.A.	EUR	1,013	1,230,722	1,189,406	41,316	—
Expiring 05/21/21	HSBC Bank USA, N.A.	EUR	603	732,751	708,152	24,599	—
Expiring 05/21/21	HSBC Bank USA, N.A.	EUR	109	132,200	128,547	3,653	—
Expiring 05/21/21	Morgan Stanley & Co. International PLC	EUR	149	181,109	175,016	6,093	—
Expiring 05/21/21	State Street Bank and Trust Co.	EUR	389	471,630	456,186	15,444	—
Expiring 05/21/21	UBS AG	EUR	1,013	1,228,109	1,189,406	38,703	—
Expiring 05/21/21	UBS AG	EUR	998	1,208,380	1,171,653	36,727	—
Expiring 05/21/21	UBS AG	EUR	603	731,195	708,152	23,043	—
Expiring 05/21/21	UBS AG	EUR	594	719,449	697,583	21,866	—
Expiring 05/21/21	UBS AG	EUR	174	211,656	204,754	6,902	—
Expiring 05/21/21	UBS AG	EUR	100	120,833	116,877	3,956	—
Indian Rupee,
Expiring 04/09/21	Goldman Sachs International	INR	57,581	787,170	785,170	2,000	—
Expiring 04/09/21	HSBC Bank USA, N.A.	INR	64,518	878,513	879,755	—	(1,242)
Indonesian Rupiah,
Expiring 04/09/21	Goldman Sachs International	IDR	10,679,632	736,526	732,289	4,237	—
Expiring 04/09/21	Morgan Stanley & Co. International PLC	IDR	7,364,742	521,472	504,992	16,480	—
Mexican Peso,
Expiring 04/16/21	Bank of America, N.A.	MXN	28,953	1,434,522	1,414,049	20,473	—
Expiring 04/16/21	BNP Paribas S.A.	MXN	53,211	2,618,793	2,598,797	19,996	—
Peruvian Nuevo Sol,
Expiring 04/09/21	Morgan Stanley & Co. International PLC	PEN	4,593	1,257,502	1,226,927	30,575	—
				$23,210,717	$22,768,328	448,725	(6,336)
						$572,914	$(1,794,157)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	6,870	0.393%	$32,363	$27,478	$4,885	Bank of America, N.A.
Republic of Argentina	12/20/25	5.000%(Q)	650	17.404%	(247,883)	(139,196)	(108,687)	Barclays Bank PLC
Republic of Argentina	12/20/25	5.000%(Q)	650	17.404%	(247,883)	(141,565)	(106,318)	Barclays Bank PLC
Republic of Argentina	12/20/25	1.000%(Q)	600	17.404%	(302,868)	(140,603)	(162,265)	Morgan Stanley & Co. International PLC
Republic of Argentina	12/20/25	5.000%(Q)	575	17.404%	(219,281)	(130,712)	(88,569)	Morgan Stanley & Co. International PLC
Tesla, Inc.	06/20/21	1.000%(Q)	470	0.847%	292	(1,149)	1,441	Barclays Bank PLC
Tesla, Inc.	06/20/21	1.000%(Q)	305	0.847%	189	(1,039)	1,228	Barclays Bank PLC
					$(985,071)	$(526,786)	$(458,285)

A51

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)		Value at Trade Date		Value at March 31, 2021		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.35.V1	06/20/26	1.000%(Q)	116,000		1.856%		$(3,786,739)		$(4,806,627)		$(1,019,888)
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	48,500		3.078%		4,111,911		4,395,424		283,513
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	141,400		0.538%		3,070,646		3,352,656		282,010
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	331,500		0.538%		7,063,098		7,860,012		796,914
							$10,458,916		$10,801,465		$342,549
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	7,200	01/02/23	5.681%(T)	1 Day BROIS(1)(T)	$12,539	$—	$12,539	Morgan Stanley & Co. International PLC
BRL	7,300	01/02/23	6.553%(T)	1 Day BROIS(1)(T)	(3,478)	—	(3,478)	Morgan Stanley & Co. International PLC
					$9,061	$—	$9,061

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A52